UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: August 31

Date of reporting period: September 1, 2015 to November 30, 2015

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim BRIC ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 92.0%
Communications - 39.2%
Alibaba Group Holding Ltd. ADR*,1	118,273	$9,944,393
China Mobile Ltd.	582,450	6,619,476
Baidu, Inc. ADR*	29,084	6,339,439
JD.com, Inc. ADR*	91,904	2,819,615
Ctrip.com International Ltd. ADR*,1	14,959	1,600,763
China Unicom Hong Kong Ltd.	604,000	747,992
China Telecom Corporation Ltd. — Class H	1,463,480	717,397
Qihoo 360 Technology Company Ltd. ADR*,1	10,355	703,105
Vipshop Holdings Ltd. ADR*,1	32,523	537,605
Mobile TeleSystems PJSC ADR	53,322	375,921
Youku Tudou, Inc. ADR*	11,939	320,801
Mail.Ru Group Ltd. GDR*	11,012	253,276
YY, Inc. ADR*	3,495	211,727
MegaFon OAO GDR	12,407	187,966
SouFun Holdings Ltd. ADR	25,144	168,465
Tim Participacoes S.A. ADR1	16,829	167,953
Autohome, Inc. ADR*,1	4,428	134,168
21Vianet Group, Inc. ADR*,1	6,325	131,750
Sistema JSFC GDR	18,294	122,570
Bitauto Holdings Ltd. ADR*	3,802	102,084
58.com, Inc. ADR*	1,690	101,755
51job, Inc. ADR*	2,369	75,239
VimpelCom Ltd. ADR1	20,352	73,267
Weibo Corp ADR*	3,341	62,142
Videocon d2h Ltd. ADR*	5,174	44,859
E-Commerce China Dangdang, Inc. — Class A ADR*	5,889	41,694
Tuniu Corp ADR*,1	2,402	37,327
KongZhong Corp. ADR*	3,369	23,111
Xunlei Ltd ADR*,1	2,944	21,786
AirMedia Group, Inc. ADR*,1	3,200	17,440
Leju Holdings Ltd. ADR1	2,265	13,250
eLong, Inc. ADR*	293	4,981
Total Communications		32,723,317
Energy - 16.7%
Gazprom PAO ADR	635,807	2,626,519
Lukoil PJSC ADR	51,062	1,967,419
CNOOC Ltd.	1,694,060	1,875,017
China Petroleum & Chemical Corp. — Class H	2,688,574	1,647,421
PetroChina Company Ltd. — Class H	2,225,414	1,581,800
Reliance Industries Ltd. GDR2	28,988	827,607
Petroleo Brasileiro S.A. ADR*,1	156,772	747,802
Tatneft PAO ADR*	25,242	743,377
Novatek OAO GDR	7,355	688,428
Surgutneftegas OAO ADR	101,595	507,975
Rosneft OAO GDR	111,622	448,720
Trina Solar Ltd. ADR*1	9,215	88,924
Yanzhou Coal Mining Company Ltd. — Class H	190,000	86,765

	Shares	Value
COMMON STOCKS† - 92.0%
Energy - 16.7% - (continued)
JinkoSolar Holding Company Ltd. ADR*,1	2,225	$56,738
JA Solar Holdings Company Ltd. ADR*,1	4,412	38,517
Total Energy		13,933,029
Financial - 12.0%
China Life Insurance Company Ltd. — Class H	784,933	2,708,603
HDFC Bank Ltd. ADR	43,098	2,504,856
Sberbank of Russia PJSC ADR	295,568	1,980,601
ICICI Bank Ltd. ADR	149,735	1,244,298
State Bank of India GDR	15,726	585,007
VTB Bank PJSC GDR	266,183	567,502
Axis Bank Ltd. GDR	6,319	223,061
Noah Holdings Ltd. ADR*,1	2,427	79,897
Banco Santander Brasil S.A. ADR	17,637	66,668
E-House China Holdings Ltd. ADR1	7,560	45,738
CNinsure, Inc. ADR*	4,000	36,200
Total Financial		10,042,431
Consumer, Non-cyclical - 8.0%
Ambev S.A. ADR	463,335	2,210,108
Magnit PJSC GDR	30,875	1,488,793
BRF S.A. ADR	68,918	981,392
Dr Reddy's Laboratories Ltd. ADR	8,799	412,145
New Oriental Education & Technology Group ADR	13,846	401,811
WuXi PharmaTech Cayman, Inc. ADR*	7,534	344,304
Mindray Medical International Ltd. ADR	9,344	250,606
X5 Retail Group N.V. GDR*	10,865	245,549
TAL Education Group ADR*	4,653	204,918
QIWI plc ADR	3,269	62,405
China Distance Education Holdings Ltd. ADR	2,129	32,212
Ikang Healthcare Group, Inc. ADR*	1,272	24,804
Xueda Education Corp. ADR	2,757	14,888
Total Consumer, Non-cyclical		6,673,935
Technology - 7.3%
Infosys Ltd. ADR	210,319	3,508,121
NetEase, Inc. ADR	7,723	1,287,115
Wipro Ltd. ADR1	61,844	776,142
Semiconductor Manufacturing International Corp.*	2,962,000	309,499
WNS Holdings Ltd. ADR*	5,473	168,295
Momo, Inc. ADR*,1	3,254	43,181
Cheetah Mobile Inc ADR*	1,157	22,330
iDreamsky Technology Ltd ADR*,1	608	7,673
Total Technology		6,122,356
Basic Materials - 4.3%
MMC Norilsk Nickel PJSC ADR	70,000	946,750

Guggenheim BRIC ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 92.0% (continued)
Basic Materials - 4.3% (continued)
Ultrapar Participacoes S.A. ADR	45,710	$731,360
Vale S.A. ADR1	159,256	536,693
Fibria Celulose S.A. ADR	23,336	339,539
Severstal PAO GDR	18,529	198,261
Vedanta Resources plc ADR	28,883	161,745
Aluminum Corporation of China Ltd. — Class H*	418,000	133,187
Sinopec Shanghai Petrochemical Company Ltd. — Class H	368,000	131,497
PhosAgro OAO GDR	8,594	112,151
Uralkali PJSC GDR	8,667	111,198
Cia Siderurgica Nacional S.A. ADR	73,070	103,759
Novolipetsk Steel OJSC GDR	8,837	93,230
Total Basic Materials		3,599,370
Consumer, Cyclical - 2.2%
Tata Motors Ltd. ADR*	21,285	671,968
Mahindra & Mahindra Ltd. GDR	14,652	298,901
Lenta Ltd. GDR*	25,982	197,203
Qunar Cayman Islands Ltd. ADR*	3,664	164,990
China Southern Airlines Company Ltd. — Class H	188,000	137,509
China Eastern Airlines Corporation Ltd. — Class H*	166,000	87,797
China Lodging Group Ltd. ADR	2,977	84,904
Homeinns Hotel Group ADR*	2,497	77,032
500.com Ltd. ADR*,1	2,336	46,720
Bona Film Group Ltd. ADR*,1	3,307	42,032
Jumei International Holding Ltd. ADR*	4,003	35,106
Total Consumer, Cyclical		1,844,162
Industrial - 1.4%
Embraer S.A. ADR1	17,157	536,842
Larsen & Toubro Ltd. GDR	23,479	481,320
Guangshen Railway Company Ltd. — Class H	152,000	76,471
Globaltrans Investment plc GDR	10,165	49,199
Total Industrial		1,143,832
Utilities – 0.9%
Huaneng Power International, Inc. — Class H	364,000	317,422
CPFL Energia S.A. ADR*,1	32,423	263,923
Cia de Saneamento Basico do Estado de Sao Paulo ADR	35,995	173,856

	Shares	Value
COMMON STOCKS† - 92.0% (continued)
Utilities – 0.9% (continued)
Centrais Eletricas Brasileiras S.A. ADR*	33,202	$46,815
Total Utilities		802,016
Total Common Stocks
(Cost $98,250,378)		76,884,448

	Shares	Value
PREFERRED STOCKS† - 7.5%
Financial - 4.4%
Itau Unibanco Holding S.A. ADR	319,851	2,264,546
Banco Bradesco S.A. ADR1	265,873	1,425,079
Total Financial		3,689,625
Energy - 1.0%
Petroleo Brasileiro S.A. ADR*	215,359	833,439
Basic Materials - 1.0%
Vale S.A. ADR1	213,503	572,188
Gerdau S.A. ADR	94,148	148,754
Braskem S.A. ADR1	7,994	107,439
Total Basic Materials		828,381
Communications - 0.6%
Telefonica Brasil S.A. ADR due	49,514	464,441
Oi S.A. ADR*,1	16,626	7,648
Total Communications		472,089
Consumer, Non-cyclical - 0.3%
Cia Brasileira de Distribuicao ADR1	17,404	218,594
Utilities - 0.2%
Cia Energetica de Minas Gerais ADR	75,911	129,808
Cia Paranaense de Energia ADR	10,703	78,881
Total Utilities		208,689
Total Preferred Stocks
(Cost $28,754,577)		6,250,817

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 7.5%
BNY Mellon Separately Managed Cash Collateral Account, 0.1139%	6,252,185	$6,252,185
Total Securities Lending Collateral
(Cost $6,252,185)		6,252,185
Total Investments - 107.0%
(Cost $133,257,140)		$89,387,450
Other Assets & Liabilities, net - (7.0)%		(5,881,640)
Total Net Assets - 100.0%		$83,505,810

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2015 — See Note 4.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $827,607 (cost $823,065), or 1.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (see Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$76,884,448	$–	$–	$76,884,448
Preferred Stocks	6,250,817	–	–	6,250,817
Securities Lending Collateral	6,252,185	–	–	6,252,185
Total	$89,387,450	$–	$–	$89,387,450

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2015, there were no transfers between levels.

Guggenheim Defensive Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 94.0%
Financial - 25.5%
Plum Creek Timber Company, Inc. REIT	43,360	$2,203,123
Weyerhaeuser Co. REIT	58,532	1,882,974
UDR, Inc. REIT	50,858	1,877,169
Lamar Advertising Co. REIT — Class A	31,565	1,843,712
Axis Capital Holdings Ltd.	32,783	1,835,847
American Financial Group, Inc.	24,757	1,832,018
Mid-America Apartment Communities, Inc. REIT	20,683	1,831,686
Willis Group Holdings plc	39,715	1,825,301
Santander Consumer USA Holdings, Inc.*	102,848	1,814,239
Travelers Companies, Inc.	15,807	1,811,008
Camden Property Trust REIT	23,665	1,807,533
RenaissanceRe Holdings Ltd.	16,268	1,801,844
National Retail Properties, Inc. REIT	46,713	1,796,582
PartnerRe Ltd.	12,905	1,795,473
Starwood Property Trust, Inc. REIT	87,969	1,788,410
Realty Income Corp. REIT	35,577	1,765,331
Crown Castle International Corp. REIT	20,512	1,762,186
Ventas, Inc. REIT	33,031	1,761,874
Brixmor Property Group, Inc. REIT	69,331	1,740,901
Digital Realty Trust, Inc. REIT	24,024	1,732,371
WP Carey, Inc. REIT	27,935	1,728,338
Welltower, Inc. REIT	27,328	1,726,856
Macerich Co. REIT	22,000	1,719,300
Banco de Chile ADR	28,256	1,691,969
Iron Mountain, Inc. REIT	56,582	1,571,848
Total Financial		44,947,893
Utilities - 19.0%
FirstEnergy Corp.	57,763	1,813,182
Eversource Energy	35,320	1,799,554
SCANA Corp.	30,403	1,798,033
AGL Resources, Inc.	28,687	1,794,945
PPL Corp.	52,704	1,794,044
Pinnacle West Capital Corp.	28,049	1,777,185
Southern Co.	39,794	1,772,425
PG&E Corp.	33,611	1,772,308
American Electric Power Company, Inc.	31,637	1,771,988
DTE Energy Co.	21,906	1,763,214
NextEra Energy, Inc.	17,605	1,758,035
Edison International	29,558	1,754,563
TECO Energy, Inc.	66,538	1,751,280
Entergy Corp.	26,256	1,749,437
National Grid plc ADR1	25,096	1,742,917
Pepco Holdings, Inc.	67,563	1,734,342
Public Service Enterprise Group, Inc.	44,310	1,732,521
Consolidated Edison, Inc.	27,441	1,705,458
CenterPoint Energy, Inc.	97,289	1,649,049
Total Utilities		33,434,480

	Shares	Value
COMMON STOCKS† - 94.0% (continued)
Communications - 15.0%
Telekomunikasi Indonesia Persero Tbk PT ADR1	44,695	$1,899,984
Vodafone Group plc ADR	54,196	1,818,817
Nippon Telegraph & Telephone Corp. ADR	48,487	1,807,111
AT&T, Inc.	53,552	1,803,096
Time Warner Cable, Inc.	9,604	1,774,531
Chunghwa Telecom Company Ltd. ADR1	58,249	1,770,770
Viacom, Inc. — Class B	35,493	1,767,197
SK Telecom Company Ltd. ADR	79,220	1,765,022
Thomson Reuters Corp.	43,569	1,757,573
Verizon Communications, Inc.	38,474	1,748,643
Frontier Communications Corp.	348,810	1,740,562
NTT DOCOMO, Inc. ADR	90,308	1,717,658
China Mobile Ltd. ADR	29,744	1,709,388
CenturyLink, Inc.	63,354	1,706,123
Cablevision Systems Corp. — Class A	55,380	1,689,090
Total Communications		26,475,565
Consumer, Non-cyclical - 11.1%
ADT Corp.1	53,985	1,914,848
Campbell Soup Co.	35,472	1,853,057
Keurig Green Mountain, Inc.	34,874	1,827,398
Dr Pepper Snapple Group, Inc.	20,191	1,812,142
Sysco Corp.	43,855	1,802,441
Clorox Co.	14,319	1,779,852
British American Tobacco plc ADR	15,251	1,765,151
Procter & Gamble Co.	23,496	1,758,440
Unilever N.V. — Class Y	39,644	1,734,028
Unilever plc ADR	40,355	1,729,212
Macquarie Infrastructure Corp.	22,541	1,691,251
Total Consumer, Non-cyclical		19,667,820
Consumer, Cyclical - 7.4%
Wal-Mart Stores, Inc.	31,242	1,838,278
The Gap, Inc.	66,050	1,765,517
Ford Motor Co.	122,024	1,748,604
WW Grainger, Inc.1	8,525	1,709,604
Target Corp.	23,296	1,688,960
Best Buy Company, Inc.	50,801	1,614,456
Macy's, Inc.	35,057	1,370,028
GameStop Corp. — Class A1	38,974	1,365,259
Total Consumer, Cyclical		13,100,706
Energy - 5.7%
Valero Energy Corp.	26,457	1,901,199
Total S.A. ADR1	36,243	1,792,217
National Oilwell Varco, Inc.	46,328	1,729,888
HollyFrontier Corp.	35,805	1,721,504
China Petroleum & Chemical Corp. ADR	24,873	1,539,141
Plains GP Holdings, LP — Class A1	113,199	1,387,820
Total Energy		10,071,769
Industrial - 5.1%
Garmin Ltd.1	50,094	1,896,058
Grupo Aeroportuario del Pacifico SAB de CV ADR	19,883	1,806,172

Guggenheim Defensive Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 94.0% (continued)
Industrial - 5.1% (continued)
Republic Services, Inc. — Class A	40,914	$1,797,351
Lockheed Martin Corp.	8,160	1,788,346
Waste Management, Inc.	33,062	1,777,744
Total Industrial		9,065,671
Technology - 4.1%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	81,442	1,853,619
Intel Corp.	52,767	1,834,709
Canon, Inc. ADR	60,016	1,813,684
Maxim Integrated Products, Inc.	43,558	1,688,744
Total Technology		7,190,756
Basic Materials - 1.1%
Syngenta AG ADR	26,413	1,954,826
Total Common Stocks
(Cost $165,422,919)		165,909,486
MASTER LIMITED PARTNERSHIPS† - 5.5%
Energy - 3.7%
Spectra Energy Partners, LP1	41,877	1,774,328
Sunoco Logistics Partners, LP1	61,096	1,702,746
ONEOK Partners, LP1	55,448	1,676,193

Shares	Value
MASTER LIMITED PARTNERSHIPS† - 5.5% (continued)
Energy - 3.7% (continued)
Targa Resources Partners, LP	59,032	$1,348,291
Total Energy		6,501,558
Financial - 1.8%
Icahn Enterprises, LP1	22,242	1,639,013
Carlyle Group, LP	89,634	1,616,101
Total Financial		3,255,114
Total Master Limited Partnerships
(Cost $13,503,116)		9,756,672
SECURITIES LENDING COLLATERAL†,2 - 7.2%
BNY Mellon Separately Managed Cash Collateral Account, 0.1207%	12,646,142	12,646,142
Total Securities Lending Collateral
(Cost $12,646,142)		12,646,142
Total Investments - 106.7%
(Cost $191,572,177)		$188,312,300
Other Assets & Liabilities, net - (6.7)%		(11,903,693)
Total Net Assets - 100.0%		$176,408,607

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at November 30, 2015 - See Note 4.
2	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$165,909,486	$–	$–	$165,909,486
Master Limited Partnerships	9,756,672	–	–	9,756,672
Securities Lending Collateral	12,646,142	–	–	12,646,142
Total	$188,312,300	$–	$–	$188,312,300

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2015, there were no transfers between levels.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2015:

Level 3 – Fair value measurement using significant unobservable inputs
Beginning Balance	$14,143
Realized Gain/Loss	(65,401)
Change in Unrealized Gain/Loss	51,258
Sales	–
Ending Balance	$–

Guggenheim Insider Sentiment ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 96.8%
Financial - 20.3%
Healthcare Realty Trust, Inc. REIT	50,000	$1,359,500
Pinnacle Financial Partners, Inc.	24,486	1,330,324
Piedmont Office Realty Trust, Inc. REIT — Class A	66,179	1,289,829
STORE Capital Corp. REIT	56,242	1,280,068
MB Financial, Inc.	35,332	1,262,765
Beneficial Bancorp, Inc.*	90,407	1,262,082
National Health Investors, Inc. REIT	20,581	1,242,887
Brixmor Property Group, Inc. REIT	49,410	1,240,685
Huntington Bancshares, Inc.	105,652	1,235,073
UMB Financial Corp.	23,101	1,217,423
Ryman Hospitality Properties, Inc. REIT	22,374	1,215,803
JPMorgan Chase & Co.	18,043	1,203,107
Fifth Third Bancorp	57,999	1,198,839
Endurance Specialty Holdings Ltd.1	17,949	1,183,916
Aon plc	12,366	1,171,555
Ambac Financial Group, Inc.*	68,173	1,150,760
FS Investment Corp.1	111,757	1,115,335
KeyCorp	84,090	1,102,420
MGIC Investment Corp.*	108,749	1,037,465
Enova International, Inc.*	91,579	688,674
Total Financial		23,788,510
Consumer, Non-cyclical - 20.1%
Weight Watchers International, Inc.*,1	176,719	4,661,848
Barrett Business Services, Inc.	32,993	1,473,137
Global Payments, Inc.	20,380	1,443,923
Tyson Foods, Inc. — Class A	26,493	1,324,650
Regeneron Pharmaceuticals, Inc.*	2,225	1,211,513
Cardinal Health, Inc.	13,938	1,210,515
Moody's Corp.	11,206	1,155,563
AmerisourceBergen Corp. — Class A	11,309	1,115,520
AAC Holdings, Inc.*,1	44,703	1,097,012
Spectrum Brands Holdings, Inc.	11,573	1,096,079
Coty, Inc. — Class A	39,189	1,088,670
Celgene Corp.*	9,614	1,052,252
Archer-Daniels-Midland Co.	25,852	943,339
Sotheby's	32,956	932,984
Enanta Pharmaceuticals, Inc.*,1	28,911	910,697
HCA Holdings, Inc.*	13,089	890,837
Horizon Pharma plc*	38,196	822,360
Lannett Company, Inc.*,1	20,265	748,994
Valeant Pharmaceuticals International, Inc.*	4,951	445,392
Total Consumer, Non-cyclical		23,625,285
Consumer, Cyclical - 17.6%
Southwest Airlines Co.	30,217	1,386,355
Starbucks Corp.	20,679	1,269,483
Genuine Parts Co.	13,814	1,251,963
AutoZone, Inc.*	1,550	1,214,844
Newell Rubbermaid, Inc.	26,955	1,203,810
Delta Air Lines, Inc.	25,099	1,166,100

	Shares	Value
COMMON STOCKS† - 96.8% (continued)
Consumer, Cyclical - 17.6% (continued)
Hanesbrands, Inc.	37,839	$1,160,522
Marriott International, Inc. — Class A1	15,915	1,128,533
Rite Aid Corp.*	138,094	1,088,181
Texas Roadhouse, Inc. — Class A	30,859	1,080,065
Ethan Allen Interiors, Inc.	37,825	1,072,717
Vista Outdoor, Inc.*	24,203	1,066,142
Group 1 Automotive, Inc.	13,073	1,061,789
American Eagle Outfitters, Inc.1	66,765	1,039,531
Michaels Companies, Inc.*	43,550	967,246
Tuesday Morning Corp.*	143,163	956,329
Chipotle Mexican Grill, Inc. — Class A*	1,560	904,098
Crocs, Inc.*	79,928	889,199
G-III Apparel Group Ltd.*	16,151	740,846
Total Consumer, Cyclical		20,647,753
Industrial - 9.2%
Dycom Industries, Inc.*	15,446	1,349,672
Comfort Systems USA, Inc.	40,307	1,279,344
Allegion plc	18,916	1,271,344
Woodward, Inc.	24,896	1,255,505
Oshkosh Corp.	27,988	1,227,554
Corning, Inc.	65,526	1,227,302
Briggs & Stratton Corp.	57,178	1,088,669
Patrick Industries, Inc.*	25,508	1,056,796
Sealed Air Corp.	22,138	1,004,180
Total Industrial		10,760,366
Technology - 8.8%
Integrated Device Technology, Inc.*	58,938	1,652,621
Ebix, Inc.1	39,753	1,491,135
DST Systems, Inc.	10,935	1,337,132
Logitech International S.A.1	84,655	1,263,899
Cadence Design Systems, Inc.*	55,116	1,229,087
Blackbaud, Inc.	19,764	1,221,020
Ultratech, Inc.*	66,413	1,103,120
VeriFone Systems, Inc.*	36,424	1,044,640
Total Technology		10,342,654
Utilities - 6.8%
IDACORP, Inc.	19,482	1,325,556
SCANA Corp.	21,824	1,290,672
California Water Service Group	56,721	1,277,924
NorthWestern Corp.	22,446	1,223,980
Consolidated Edison, Inc.	18,276	1,135,853
Exelon Corp.	37,377	1,020,766
NRG Energy, Inc.	59,842	739,647
Total Utilities		8,014,398
Basic Materials - 4.9%
Innospec, Inc.	22,975	1,341,740
LyondellBasell Industries N.V. — Class A	13,677	1,310,530
RPM International, Inc.	26,000	1,221,480
Commercial Metals Co.	74,505	1,101,929
Platform Specialty Products Corp.*,1	62,143	780,516
Total Basic Materials		5,756,195

Guggenheim Insider Sentiment ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 96.8% (continued)
Energy - 4.8%
Marathon Petroleum Corp.	24,075	$1,406,221
Tesoro Corp.	12,178	1,402,540
Diamond Offshore Drilling, Inc.1	49,387	1,117,628
EP Energy Corp. — Class A*,1	166,814	944,167
Plains GP Holdings, LP — Class A	59,030	723,708
Total Energy		5,594,264
Communications - 4.3%
EW Scripps Co. — Class A	67,806	1,487,663
Stamps.com, Inc.*	13,964	1,415,391
West Corp.	47,243	1,204,697
Time, Inc.	57,120	950,477
Total Communications		5,058,228
Total Common Stocks
(Cost $106,126,685)		113,587,653
MASTER LIMITED PARTNERSHIPS† - 2.8%
Energy - 2.7%
Tallgrass Energy Partners, LP	23,721	1,021,189
NuStar GP Holdings LLC	35,016	870,498
NuStar Energy, LP	21,399	856,388

Shares	Value
MASTER LIMITED PARTNERSHIPS† - 2.8% (continued)
Energy - 2.7% (continued)
EV Energy Partners, LP1	133,529	$466,016
Total Energy		3,214,091
Total Master Limited Partnerships
(Cost $5,593,177)		3,214,091
SECURITIES LENDING COLLATERAL†,2 - 10.8%
BNY Mellon Separately Managed Cash Collateral Account, 0.1207%	12,716,280	12,716,280
Total Securities Lending Collateral
(Cost $12,716,280)		12,716,280
Total Investments - 110.4%
(Cost $124,436,142)		$129,518,024
Other Assets & Liabilities, net - (10.4)%		(12,201,181)
Total Net Assets - 100.0%		$117,316,843

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at November 30, 2015 - See Note 4.
2	Securities lending collateral - See Note 4.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$113,587,653	$–	$–	$113,587,653
Master Limited Partnerships	3,214,091	–	–	3,214,091
Securities Lending Collateral	12,716,280	–	–	12,716,280
Total	$129,518,024	$–	$–	$129,518,024

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2015, there were no transfers between levels.

Guggenheim Mid-Cap Core ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 88.1%
Financial - 30.7%
Vornado Realty Trust	35,634	$3,447,946
Essex Property Trust, Inc. REIT	12,397	2,861,104
Invesco Ltd.	81,654	2,750,923
Citizens Financial Group, Inc.	99,608	2,652,561
Lincoln National Corp.	46,721	2,569,188
Regions Financial Corp.	244,857	2,482,850
Macerich Co. REIT	31,368	2,451,409
CNA Financial Corp.	50,844	1,868,009
Affiliated Managers Group, Inc.*	10,465	1,854,712
Voya Financial, Inc.	43,336	1,763,775
Annaly Capital Management, Inc. REIT	177,049	1,696,129
Credicorp Ltd.	15,892	1,678,354
Unum Group	45,754	1,678,257
Signature Bank*	9,312	1,472,693
Brixmor Property Group, Inc. REIT	57,322	1,439,355
Duke Realty Corp. REIT	64,162	1,305,697
Grupo Financiero Santander Mexico SAB de CV ADR	128,759	1,247,675
American Financial Group, Inc.	16,296	1,205,904
East West Bancorp, Inc.	26,660	1,156,511
Axis Capital Holdings Ltd.	18,302	1,024,912
Equity LifeStyle Properties, Inc. REIT	15,801	985,666
Erie Indemnity Co. — Class A	8,613	829,690
Taubman Centers, Inc. REIT	11,533	828,877
Paramount Group, Inc. REIT	40,551	745,327
CoreLogic, Inc.*	16,628	612,908
Post Properties, Inc. REIT	10,203	601,569
Two Harbors Investment Corp. REIT	68,770	584,545
Chimera Investment Corp. REIT	38,534	542,944
Total Financial		44,339,490
Consumer, Non-cyclical - 14.2%
Equifax, Inc.	22,102	2,464,374
Universal Health Services, Inc. — Class B	19,618	2,383,979
Verisk Analytics, Inc. — Class A*	31,291	2,345,260
Coca-Cola Enterprises, Inc.*	42,475	2,136,493
Total System Services, Inc.	34,373	1,923,513
SEI Investments Co.	31,772	1,728,079
Global Payments, Inc.	24,024	1,702,100
Quintiles Transnational Holdings, Inc.*	24,355	1,655,896
ManpowerGroup, Inc.	14,780	1,334,338
ServiceMaster Global Holdings, Inc.*	26,095	978,041
Pinnacle Foods, Inc.	22,268	969,549
VCA, Inc.*	15,586	857,698
Total Consumer, Non-cyclical		20,479,320
Industrial - 13.3%
Tyco International plc	81,530	2,878,824
Agilent Technologies, Inc.	64,534	2,698,813
WestRock Co.	52,697	2,668,049
Harris Corp.	23,511	1,954,469
Crown Holdings, Inc.*	27,526	1,428,875
Spirit AeroSystems Holdings, Inc. — Class A*	26,777	1,404,454

	Shares	Value
COMMON STOCKS† - 88.1% (continued)
Industrial - 13.3% (continued)
Huntington Ingalls Industries, Inc.	9,475	$1,240,467
Keysight Technologies, Inc.*	33,678	1,037,619
Sonoco Products Co.	19,775	866,541
ITT Corp.	17,637	700,365
Curtiss-Wright Corp.	8,957	630,662
BWX Technologies, Inc.	20,256	616,795
Crane Co.	11,498	598,126
Progressive Waste Solutions Ltd.	21,073	497,744
Total Industrial		19,221,803
Technology - 8.5%
Western Digital Corp.	46,562	2,905,934
Xerox Corp.	205,991	2,173,205
IMS Health Holdings, Inc.*,1	63,411	1,757,753
Amdocs Ltd.	28,981	1,639,455
Broadridge Financial Solutions, Inc.	21,692	1,192,626
Genpact Ltd.*	40,608	1,023,322
DST Systems, Inc.	6,716	821,232
Leidos Holdings, Inc.	13,963	808,877
Total Technology		12,322,404
Consumer, Cyclical - 6.5%
Signet Jewelers Ltd.	14,605	1,918,951
Allison Transmission Holdings, Inc.	35,492	992,356
Copart, Inc.*	24,138	952,727
Watsco, Inc.	6,649	845,154
Scotts Miracle-Gro Co. — Class A	11,877	828,896
Penske Automotive Group, Inc.	17,697	825,742
Extended Stay America, Inc.	39,819	681,303
Columbia Sportswear Co.	13,637	638,621
International Game Technology plc	38,421	596,678
Choice Hotels International, Inc.	11,236	573,935
AMC Entertainment Holdings, Inc. — Class A	20,076	510,131
Total Consumer, Cyclical		9,364,494
Utilities - 6.3%
DTE Energy Co.	33,064	2,661,321
American Water Works Company, Inc.	32,977	1,904,752
Atmos Energy Corp.	18,321	1,141,582
UGI Corp.	32,186	1,115,889
NiSource, Inc.	57,902	1,111,139
Westar Energy, Inc.	25,811	1,101,613
Total Utilities		9,036,296
Communications - 5.4%
Symantec Corp.	128,959	2,525,018
Juniper Networks, Inc.	72,901	2,196,507
CDW Corp.	31,871	1,375,871
Markit Ltd.*	33,766	996,097
United States Cellular Corp.*	15,999	666,998
Total Communications		7,760,491
Basic Materials - 3.2%
Mosaic Co.	76,526	2,421,282
Ashland, Inc.	12,469	1,404,633

Guggenheim Mid-Cap Core ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 88.1% (continued)
Basic Materials - 3.2% (continued)
Reliance Steel & Aluminum Co.	14,132	$831,103
Total Basic Materials		4,657,018
Total Common Stocks
(Cost $121,668,208)		127,181,316
MASTER LIMITED PARTNERSHIPS† - 11.3%
Energy - 7.1%
Magellan Midstream Partners, LP	44,348	2,773,081
Spectra Energy Partners, LP1	58,282	2,469,408
Plains All American Pipeline, LP	80,379	1,991,792
Sunoco Logistics Partners, LP1	52,402	1,460,444
TC PipeLines, LP1	12,222	604,500
CVR Refining, LP	27,311	591,556
Enable Midstream Partners, LP1	44,540	418,676
Total Energy		10,309,457
Financial - 2.4%
Icahn Enterprises, LP	24,662	1,817,343
Lazard Ltd. — Class A	25,118	1,167,233
AllianceBernstein Holding, LP1	19,084	467,558
Total Financial		3,452,134
Utilities - 1.4%
Brookfield Infrastructure Partners, LP1	30,398	1,262,733

	Shares	Value
MASTER LIMITED PARTNERSHIPS† - 11.3% (continued)
Utilities - 1.4% (continued)
AmeriGas Partners, LP	18,058	$708,054
Total Utilities		1,970,787
Consumer, Cyclical - 0.4%
Cedar Fair, LP	10,837	610,340
Total Master Limited Partnerships
(Cost $18,127,277)		16,342,718
SECURITIES LENDING COLLATERAL†,2 - 2.4%
BNY Mellon Separately Managed Cash Collateral Account, 0.12%	3,490,146	3,490,146
Total Securities Lending Collateral
(Cost $3,490,146)		3,490,146
Total Investments - 101.8%
(Cost $143,285,631)		$147,014,180
Other Assets & Liabilities, net - (1.8)%		(2,590,760)
Total Net Assets - 100.0%		$144,423,420

*	Non-income producing security.
†	Value determined based on Level 1 inputs – See Note 2.
1	All or portion of this security is on loan at November 30, 2015 – See Note 4.
2	Securities lending collateral – See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$127,181,316	$–	$–	$127,181,316
Master Limited Partnerships	16,342,718	–	–	16,342,718
Securities Lending Collateral	3,490,146	–	–	3,490,146
Total	$147,014,180	$–	$–	$147,014,180

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2015, there were no transfers between levels.

Guggenheim Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 74.2%
Financial - 19.5%
Royal Bank of Canada	100,477	$5,712,116
HSBC Holdings plc ADR	136,545	5,448,146
Chimera Investment Corp. REIT	386,612	5,447,362
Annaly Capital Management, Inc. REIT	535,368	5,128,825
American Capital Agency Corp. REIT	276,621	4,965,347
New Residential Investment Corp. REIT	379,474	4,826,909
Two Harbors Investment Corp. REIT	527,784	4,486,164
FirstMerit Corp.	202,270	4,091,922
Cullen/Frost Bankers, Inc.	57,662	4,024,231
People's United Financial, Inc.	236,206	3,956,451
Hancock Holding Co.	134,975	3,930,472
Toronto-Dominion Bank	91,684	3,742,541
Manulife Financial Corp.	226,012	3,722,418
Invesco Mortgage Capital, Inc. REIT	269,948	3,622,702
Government Properties Income Trust REIT	207,759	3,517,360
Waddell & Reed Financial, Inc. — Class A	92,495	3,459,313
Navient Corp.	284,502	3,388,419
Select Income REIT	164,935	3,387,765
MFA Financial, Inc. REIT	464,063	3,239,160
CYS Investments, Inc. REIT	376,236	2,851,869
Hatteras Financial Corp. REIT	183,161	2,578,907
Grupo Financiero Santander Mexico SAB de CV ADR	233,111	2,258,846
Capstead Mortgage Corp. REIT	234,985	2,230,008
OFG Bancorp	259,997	2,173,575
E-House China Holdings Ltd. ADR	316,411	1,914,287
Sun Life Financial, Inc.	57,340	1,892,220
BGC Partners, Inc. — Class A	206,853	1,879,260
Aircastle Ltd.	88,741	1,860,011
New York Mortgage Trust, Inc. REIT	297,249	1,724,044
ARMOUR Residential REIT, Inc.	81,338	1,718,672
Western Asset Mortgage Capital Corp. REIT1	143,665	1,690,937
Total Financial		104,870,259
Energy - 9.3%
Total S.A. ADR1	125,245	6,193,365
Exxon Mobil Corp.	73,698	6,018,179
Enerplus Corp.1	1,182,550	5,853,623
Baytex Energy Corp.*	1,351,095	5,647,577
Statoil ASA ADR1	358,093	5,503,889
BP Prudhoe Bay Royalty Trust1	150,391	5,156,907
PBF Energy, Inc. — Class A	124,023	5,021,691
TransCanada Corp.	109,666	3,464,349
Eni SpA ADR	72,970	2,356,201
Frank's International N.V.1	121,818	2,058,724
Bristow Group, Inc.	51,490	1,573,020

	Shares	Value
COMMON STOCKS† - 74.2% (continued)
Energy – 9.3% (continued)
Ecopetrol S.A. ADR	140,025	$1,174,810
Total Energy		50,022,335
Utilities - 7.7%
PG&E Corp.	108,091	5,699,638
WEC Energy Group, Inc.	111,964	5,522,065
Southern Co.	122,518	5,456,952
National Grid plc ADR1	66,759	4,636,412
Portland General Electric Co.	102,592	3,787,697
NorthWestern Corp.	68,070	3,711,857
OGE Energy Corp.	128,919	3,366,075
AES Corp.	305,749	3,054,433
WGL Holdings, Inc.	32,412	1,998,524
El Paso Electric Co.	50,611	1,956,115
Cia Energetica de Minas Gerais ADR	784,481	1,341,463
Cia Paranaense de Energia ADR	96,114	708,360
Total Utilities		41,239,591
Technology - 7.3%
Intel Corp.	195,716	6,805,044
CA, Inc.	200,790	5,644,207
International Business Machines Corp.	36,423	5,078,095
KLA-Tencor Corp.	74,038	4,921,306
QUALCOMM, Inc.	94,301	4,600,946
Lexmark International, Inc. — Class A	123,378	4,236,801
Pitney Bowes, Inc.	186,003	4,017,665
Seagate Technology plc1	111,568	4,009,754
Total Technology		39,313,818
Basic Materials - 6.9%
Dow Chemical Co.	130,156	6,785,033
LyondellBasell Industries N.V. — Class A	66,042	6,328,144
International Paper Co.	127,184	5,320,107
Potash Corporation of Saskatchewan, Inc.	215,618	4,359,796
Agrium, Inc.	35,978	3,552,108
Huntsman Corp.	222,066	2,780,266
Teck Resources Ltd. — Class B1	645,289	2,742,478
Domtar Corp.	47,044	1,933,038
Commercial Metals Co.	124,110	1,835,587
Innophos Holdings, Inc.	38,184	1,134,828
Total Basic Materials		36,771,385
Industrial - 6.8%
Eaton Corporation plc	97,908	5,694,329
Packaging Corporation of America	82,848	5,632,836
Caterpillar, Inc.	72,329	5,254,702
Timken Co.	118,853	3,831,821
Garmin Ltd.	94,431	3,574,213
American Railcar Industries, Inc.	46,881	2,650,183
Tidewater, Inc.	234,802	2,232,967
Sonoco Products Co.	46,176	2,023,432
Tsakos Energy Navigation Ltd.	243,303	1,890,464

Guggenheim Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 74.2% (continued)
Industrial - 6.8% (continued)
GATX Corp.	37,635	$1,742,501
GasLog Ltd.1	142,140	1,701,416
Total Industrial		36,228,864
Consumer, Non-cyclical - 6.4%
Diageo plc ADR	51,198	5,865,243
Johnson & Johnson	56,176	5,687,258
Procter & Gamble Co.	75,361	5,640,017
Western Union Co.	291,967	5,506,498
GlaxoSmithKline plc ADR	132,024	5,348,292
Baxter International, Inc.	141,834	5,340,050
PDL BioPharma, Inc.	330,117	1,249,493
Total Consumer, Non-cyclical		34,636,851
Communications - 5.3%
Viacom, Inc. — Class B	138,385	6,890,188
SouFun Holdings Ltd. ADR	983,976	6,592,639
Telefonaktiebolaget LM Ericsson ADR	473,349	4,586,752
Mobile TeleSystems PJSC ADR	331,304	2,335,693
Telefonica S.A. ADR1	174,689	2,143,434
Rogers Communications, Inc. — Class B1	52,927	2,037,690
West Corp.	77,069	1,965,260
TELUS Corp.	55,446	1,760,411
Total Communications		28,312,067
Consumer, Cyclical - 5.0%
General Motors Co.	190,143	6,883,176
Ford Motor Co.	404,466	5,795,998
Kohl's Corp.	105,051	4,951,054
Copa Holdings S.A. — Class A1	72,035	3,720,608
Nu Skin Enterprises, Inc. — Class A	82,550	2,878,519
DineEquity, Inc.	18,442	1,564,619
Stage Stores, Inc.	168,652	1,305,366
Total Consumer, Cyclical		27,099,340
Total Common Stocks
(Cost $436,631,746)		398,494,510
PREFERRED STOCKS† - 5.2%
Financial - 5.2%
JPMorgan Chase & Co. 6.13%2	207,620	5,308,844
Citigroup, Inc. 6.88%1,2,3	160,835	4,376,320
Morgan Stanley, Series I 6.38%1,2,3	163,389	4,311,836
Wells Fargo & Co. 5.85%2,3	151,303	3,903,617
RBS Capital Funding Trust VII 6.08%2	145,152	3,631,703
RBS Capital Funding Trust V 5.90%2	129,336	3,206,239
Bank of America Corp. 6.50%1,2	112,007	2,967,065
Total Financial		27,705,624
Total Preferred Stocks
(Cost $27,499,017)		27,705,624
CONVERTIBLE PREFERRED STOCKS† - 1.6%
Basic Materials - 0.8%
Alcoa, Inc. 5.38%2	137,528	4,428,401

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 1.6% (continued)
Financial - 0.8%
Wells Fargo & Co. 7.50%2	3,651	$4,262,543
Total Convertible Preferred Stocks
(Cost $10,548,660)		8,690,944
MASTER LIMITED PARTNERSHIPS† - 9.0%
Energy - 7.9%
ONEOK Partners, LP1	186,760	5,645,756
Targa Resources Partners, LP	229,306	5,237,348
Enbridge Energy Partners, LP	198,635	4,936,080
Energy Transfer Partners, LP	108,576	4,148,689
Buckeye Partners, LP	58,948	3,990,190
Williams Partners, LP	142,137	3,897,397
Plains All American Pipeline, LP	143,007	3,543,713
Genesis Energy, LP	84,873	3,339,753
Enterprise Products Partners, LP	120,158	3,050,812
Sunoco Logistics Partners, LP	90,406	2,519,615
Magellan Midstream Partners, LP	37,812	2,364,384
Total Energy		42,673,737
Financial - 1.1%
Blackstone Group, LP	136,675	4,268,360
Carlyle Group, LP	84,371	1,521,209
Total Financial		5,789,569
Total Master Limited Partnerships
(Cost $64,434,413)		48,463,306
CLOSED-END FUNDS† - 9.8%
PIMCO Dynamic Credit Income Fund	314,124	5,745,328
PIMCO Dynamic Income Fund1	178,713	5,268,458
First Trust Intermediate Duration Preferred & Income Fund1	192,222	4,153,918
AllianzGI Convertible & Income Fund	591,359	3,435,796
AllianceBernstein Global High Income Fund, Inc.	304,864	3,411,428
Templeton Global Income Fund1	478,646	3,068,121
Prudential Global Short Duration High Yield Fund, Inc.1	217,080	3,002,216
Prudential Short Duration High Yield Fund, Inc.	203,250	2,922,735
PIMCO Income Strategy Fund II	281,685	2,546,432
Western Asset High Income Fund II, Inc.	376,797	2,498,164
NexPoint Credit Strategies Fund	106,351	2,362,056
Babson Capital Global Short Duration High Yield Fund1	123,279	2,072,320
Wells Fargo Advantage Income Opportunities Fund	267,607	1,980,292
Nuveen Quality Preferred Income Fund	201,568	1,691,156
John Hancock Preferred Income Fund III	94,461	1,620,951
Wells Fargo Advantage Global Dividend Opportunity Fund	266,299	1,613,772

Guggenheim Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
CLOSED-END FUNDS† - 9.8% (continued)
John Hancock Preferred Income Fund	80,199	$1,588,742
Western Asset Global High Income Fund, Inc.	149,420	1,338,803
John Hancock Preferred Income Fund II	61,831	1,205,705
Brookfield Total Return Fund, Inc.	53,738	1,173,638
Total Closed-End Funds
(Cost $63,303,072)		52,700,031
SECURITIES LENDING COLLATERAL†,4 - 5.2%
BNY Mellon Separately Managed Cash Collateral Account issued at 0.1133%	27,683,114	$27,683,114
Total Securities Lending Collateral
(Cost $27,683,114)		27,683,114
Total Investments - 105.0%
(Cost $630,100,022)		$563,737,529
Other Assets & Liabilities, net - (5.0)%		(26,683,849)
Total Net Assets - 100.0%		$537,053,680

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2015 — See Note 4.
2	Perpetual maturity.
3	Variable rate security. Rate indicated is rate effective at November 30, 2015.
4	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (see Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$398,494,510	$–	$–	$398,494,510
Closed-End Funds	52,700,031	–	–	52,700,031
Master Limited Partnerships	48,463,306	–	–	48,463,306
Preferred Stocks	27,705,624	–	–	27,705,624
Convertible Preferred Stocks	8,690,944	–	–	8,690,944
Securities Lending Collateral	27,683,114	–	–	27,683,114
Total	$563,737,529	$–	$–	$563,737,529

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2015, there were no transfers between levels.

Guggenheim Raymond James SB-1 Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 94.0%
Financial - 19.4%
CyrusOne, Inc.	42,524	$1,537,668
Yadkin Financial Corp.	58,238	1,531,076
ConnectOne Bancorp, Inc.1	78,077	1,523,282
SVB Financial Group*	11,407	1,511,199
Equinix, Inc.	5,095	1,510,668
Federated National Holding Co.	52,796	1,509,438
Extra Space Storage, Inc.	18,002	1,507,668
BofI Holding, Inc.*,1	75,138	1,505,014
Apartment Investment & Management Co. — Class A	39,419	1,502,257
Kite Realty Group Trust	55,679	1,498,322
American Homes 4 Rent — Class A	89,210	1,496,944
Talmer Bancorp, Inc. — Class A	81,847	1,495,345
Retail Opportunity Investments Corp.	81,481	1,490,287
Wintrust Financial Corp.	28,315	1,490,218
Umpqua Holdings Corp.	82,918	1,485,891
Signature Bank*	9,368	1,481,549
Bank of the Ozarks, Inc.1	27,232	1,478,153
PrivateBancorp, Inc. — Class A	33,418	1,474,068
Renasant Corp.	40,279	1,471,392
Meta Financial Group, Inc.	32,466	1,460,970
BGC Partners, Inc. — Class A	160,539	1,458,497
Regions Financial Corp.	143,757	1,457,696
PRA Group, Inc.*	35,216	1,454,773
American Tower Corp. — Class A	14,632	1,454,128
Northern Trust Corp.	19,333	1,448,815
Argo Group International Holdings Ltd.	22,777	1,447,023
Allstate Corp.	23,002	1,443,606
Prudential Financial, Inc.	16,679	1,443,567
Nasdaq, Inc.	24,557	1,439,531
Fidus Investment Corp.	64,296	919,433
Alcentra Capital Corp.1	68,879	838,257
CM Finance, Inc.	53,232	602,054
Health Insurance Innovations, Inc. — Class A*,1	43,211	234,204
Total Financial		45,602,993
Consumer, Cyclical - 19.1%
Fiesta Restaurant Group, Inc.*	42,908	1,648,954
Dollar Tree, Inc.*	21,704	1,637,783
MCBC Holdings, Inc.*	110,181	1,581,096
MarineMax, Inc.*	86,922	1,577,634
Pier 1 Imports, Inc.	231,011	1,561,634
Arctic Cat, Inc.	69,249	1,541,483
Steelcase, Inc. — Class A	76,319	1,526,380
Dollar General Corp.	23,282	1,522,876
Carrols Restaurant Group, Inc.*	126,426	1,522,169
Select Comfort Corp.*	64,131	1,514,774
Best Buy Company, Inc.	47,529	1,510,472
Malibu Boats, Inc. — Class A*	97,050	1,506,216
Rush Enterprises, Inc. — Class A*	61,793	1,503,424
Red Robin Gourmet Burgers, Inc.*	22,173	1,496,234
La-Z-Boy, Inc.	55,743	1,494,470
Harman International Industries, Inc.	14,456	1,491,281

	Shares	Value
COMMON STOCKS† - 94.0% (continued)
Consumer, Cyclical - 19.1% (continued)
Whirlpool Corp.	9,127	$1,483,320
Bed Bath & Beyond, Inc.*	27,089	1,476,892
Alaska Air Group, Inc.	18,398	1,466,873
AutoZone, Inc.*	1,871	1,466,434
Polaris Industries, Inc.	13,878	1,463,158
Advance Auto Parts, Inc.	8,978	1,460,990
Tractor Supply Co.	16,334	1,459,443
WCI Communities, Inc.*	60,136	1,455,893
Mohawk Industries, Inc.*	7,617	1,452,714
Ingram Micro, Inc. — Class A	46,291	1,431,781
Cinemark Holdings, Inc.	41,247	1,431,271
O'Reilly Automotive, Inc.*	5,420	1,430,175
Regal Entertainment Group — Class A1	75,607	1,417,631
Wal-Mart Stores, Inc.	24,015	1,413,043
Total Consumer, Cyclical		44,946,498
Consumer, Non-cyclical - 14.4%
TESARO, Inc.*	31,194	1,592,143
Sagent Pharmaceuticals, Inc.*	101,937	1,562,694
Merit Medical Systems, Inc.*	80,403	1,557,406
Amphastar Pharmaceuticals, Inc.*	101,300	1,554,955
Amsurg Corp. — Class A*	18,221	1,531,657
Surgery Partners, Inc.*	80,094	1,530,596
Capital Senior Living Corp.*	66,319	1,520,031
Jarden Corp.*	32,559	1,519,854
Alere, Inc.*	36,745	1,516,466
Boston Scientific Corp.*	82,730	1,512,304
Carriage Services, Inc. — Class A	60,864	1,502,732
Service Corporation International	53,889	1,500,809
ICU Medical, Inc.*	13,199	1,497,295
Alexion Pharmaceuticals, Inc.*	8,355	1,490,867
McKesson Corp.	7,864	1,489,048
UnitedHealth Group, Inc.	13,176	1,485,067
Becton Dickinson and Co.	9,720	1,460,430
Masimo Corp.*	35,142	1,457,690
Biogen, Inc.*	5,036	1,444,627
Quintiles Transnational Holdings, Inc.*	21,104	1,434,861
TG Therapeutics, Inc.*,1	108,540	1,430,557
Celgene Corp.*	12,770	1,397,677
Dipexium Pharmaceuticals, Inc.*	48,507	581,114
ADMA Biologics, Inc.*	23,801	218,969
Total Consumer, Non-cyclical		33,789,849
Technology - 14.3%
NXP Semiconductor N.V.*	18,015	1,683,682
Rackspace Hosting, Inc.*	56,786	1,625,215
Skyworks Solutions, Inc.	18,689	1,551,561
BroadSoft, Inc.*	38,179	1,528,305
Qorvo, Inc.*	26,138	1,517,834
Envestnet, Inc.*	46,691	1,516,057
Benefitfocus, Inc.*,1	37,301	1,511,437
Analog Devices, Inc.	24,388	1,503,033
Atmel Corp.	173,536	1,501,087
VeriFone Systems, Inc.*	51,950	1,489,926
NVIDIA Corp.	46,841	1,485,797
Xilinx, Inc.	29,798	1,480,663

Guggenheim Raymond James SB-1 Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 94.0% (continued)
Technology - 14.3% (continued)
ServiceNow, Inc.*	16,999	$1,479,083
EMC Corp.	58,215	1,475,168
Micron Technology, Inc.*	91,852	1,463,202
Synchronoss Technologies, Inc.*	37,139	1,462,162
Texas Instruments, Inc.	25,155	1,462,009
Applied Micro Circuits Corp.*,1	198,867	1,455,706
salesforce.com, Inc.*	18,076	1,440,476
Microsemi Corp.*	39,730	1,430,677
Maxim Integrated Products, Inc.	36,764	1,425,340
Cavium, Inc.*	20,546	1,378,842
Nimble Storage, Inc.*,1	71,490	748,500
Total Technology		33,615,762
Industrial - 11.8%
Applied Optoelectronics, Inc.*	84,114	1,577,138
Saia, Inc.*	61,924	1,517,756
Progressive Waste Solutions Ltd.	63,324	1,495,713
Covanta Holding Corp.1	92,552	1,494,715
Celadon Group, Inc.	106,713	1,483,310
Advanced Energy Industries, Inc.*	50,774	1,481,078
Teekay Corp.1	53,026	1,476,244
Knight Transportation, Inc.	55,573	1,473,796
YRC Worldwide, Inc.*	86,613	1,466,358
SBA Communications Corp. — Class A*	13,853	1,456,781
Republic Services, Inc. — Class A	33,115	1,454,742
PGT, Inc.*	130,501	1,451,171
Swift Transportation Co. — Class A*	89,982	1,437,013
Ryder System, Inc.	21,557	1,421,900
Kansas City Southern	15,566	1,415,260
FedEx Corp.	8,924	1,414,811
Union Pacific Corp.	16,747	1,405,911
Genesee & Wyoming, Inc. — Class A*	20,095	1,391,981
ArcBest Corp.	57,435	1,383,035
Total Industrial		27,698,713
Communications - 9.3%
Palo Alto Networks, Inc.*	8,708	1,631,357
Wayfair, Inc. — Class A*	41,048	1,556,130
WebMD Health Corp. — Class A*,1	33,892	1,541,747
Iridium Communications, Inc.*,1	187,848	1,534,718
ORBCOMM, Inc.*	237,023	1,519,317
Zayo Group Holdings, Inc.*	62,162	1,510,536
ARRIS Group, Inc.*	49,048	1,499,397
RingCentral, Inc. — Class A*	64,757	1,483,583
Amazon.com, Inc.*	2,205	1,465,884
United States Cellular Corp.*	34,275	1,428,925
Priceline Group, Inc.*	1,135	1,417,445
Comcast Corp. — Class A	23,278	1,416,699
LinkedIn Corp. — Class A*	5,826	1,416,359
Telephone & Data Systems, Inc.	50,058	1,416,141
KVH Industries, Inc.*	49,412	487,202

	Shares	Value
COMMON STOCKS† - 94.0% (continued)
Communications - 9.3% (continued)
Connecture, Inc.*,1	117,940	$421,046
Total Communications		21,746,486
Energy - 4.5%
Newpark Resources, Inc.*	254,841	1,656,466
Superior Energy Services, Inc.	101,158	1,585,146
Baker Hughes, Inc.	28,655	1,549,376
Halliburton Co.	38,321	1,527,092
Patterson-UTI Energy, Inc.	92,611	1,502,150
Occidental Petroleum Corp.	19,358	1,463,271
Targa Resources Corp.	34,625	1,360,763
Total Energy		10,644,264
Utilities - 0.6%
EnerNOC, Inc.*	355,533	1,514,571
Basic Materials - 0.6%
Praxair, Inc.	12,614	1,422,859
Total Common Stocks
(Cost $207,775,713)		220,981,995
MASTER LIMITED PARTNERSHIPS† - 5.7%
Energy - 2.4%
Antero Midstream Partners, LP	63,186	1,416,630
Enterprise Products Partners, LP	55,595	1,411,557
Tesoro Logistics, LP	28,141	1,405,643
Energy Transfer Equity, LP	73,621	1,394,382
Total Energy		5,628,212
Financial - 0.7%
Lazard Ltd. — Class A	33,030	1,534,904
Consumer, Cyclical - 0.6%
Green Plains Partners, LP1	115,050	1,519,811
Utilities - 0.6%
8Point3 Energy Partners, LP1	119,482	1,461,265
Industrial - 0.6%
Fortress Transportation & Infrastructure Investors LLC1	120,870	1,390,005
Consumer, Non-cyclical - 0.6%
StoneMor Partners, LP1	49,836	1,387,434
Diversified - 0.2%
Landmark Infrastructure Partners, LP	34,595	505,087
Total Master Limited Partnerships
(Cost $15,109,747)		13,426,718
SECURITIES LENDING COLLATERAL†,2 - 4.6%
BNY Mellon Separately Managed Cash Collateral Account, 0.1134%	10,734,980	10,734,980
Total Securities Lending Collateral
(Cost $10,734,980)		10,734,980
Total Investments - 104.3%
(Cost $233,620,440)		$245,143,693
Other Assets & Liabilities, net - (4.3)%		(10,198,976)
Total Net Assets - 100.0%		$234,944,717

Guggenheim Raymond James SB-1 Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

*	Non-income producing security.
†	Value determined based on Level 1 inputs – See Note 2.
1	All or portion of this security is on loan at November 30, 2015 – See Note 4.
2	Securities lending collateral – See Note 4.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$220,981,995	$–	$–	$220,981,995
Master Limited Partnerships	13,426,718	–	–	13,426,718
Securities Lending Collateral	10,734,980	–	–	10,734,980
Total	$245,143,693	$–	$–	$245,143,693

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2015, there were no transfers between levels.

Guggenheim Spin-Off ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 94.5%
Consumer, Non-cyclical - 22.1%
Zoetis, Inc.	381,205	$17,802,273
WhiteWave Foods Co. — Class A*	399,078	16,214,539
AbbVie, Inc.	276,490	16,077,893
Prothena Corporation plc*	146,115	10,306,952
Mallinckrodt plc*	149,993	10,186,025
Halyard Health, Inc.*	218,825	7,000,212
Civeo Corp.	508,078	985,671
Total Consumer, Non-cyclical		78,573,565
Financial - 19.8%
New Residential Investment Corp. REIT	1,085,288	13,804,864
Blackhawk Network Holdings, Inc.*	259,087	12,267,769
NorthStar Asset Management Group, Inc.	888,935	12,089,516
Navient Corp.	978,014	11,648,147
WP GLIMCHER, Inc.	857,958	9,051,457
Starwood Waypoint Residential Trust	179,035	4,234,178
Altisource Residential Corp.	264,847	3,506,574
Silver Bay Realty Trust Corp.	170,942	2,688,918
Enova International, Inc.*	155,450	1,168,984
Altisource Asset Management Corp.*,1	10,488	177,876
Total Financial		70,638,283
Communications - 16.6%
Liberty Media Corp. — Class A*	480,065	19,447,433
News Corp. — Class A	1,242,730	17,833,175
Time, Inc.	513,575	8,545,888
New Media Investment Group, Inc.	221,153	4,027,196
Lands' End, Inc.*,1	156,421	3,760,361
FTD Companies, Inc.*	132,896	3,524,402
Tribune Publishing Co.	120,075	1,222,364
Straight Path Communications, Inc. — Class B*,1	57,149	685,788
Total Communications		59,046,607
Industrial - 13.1%
Allegion plc	301,488	20,263,009
Keysight Technologies, Inc.*,1	566,940	17,467,421
Knowles Corp.*,1	417,048	6,868,781
TimkenSteel Corp.	211,848	2,162,968
Total Industrial		46,762,179

	Shares	Value
COMMON STOCKS† - 94.5% (continued)
Energy - 6.5%
Murphy USA, Inc.*	213,784	$12,732,975
NOW, Inc.*,1	507,176	9,321,895
Era Group, Inc.*	100,886	1,189,446
Total Energy		23,244,316
Technology - 6.1%
Science Applications International Corp.	217,655	10,934,988
Cheetah Mobile Inc ADR*,1	563,171	10,869,200
Total Technology		21,804,188
Consumer, Cyclical - 4.7%
CST Brands, Inc.	364,547	13,575,730
Veritiv Corp.*	82,743	3,265,866
Total Consumer, Cyclical		16,841,596
Utilities - 3.4%
ONE Gas, Inc.	247,783	12,079,421
Basic Materials - 2.2%
Sibanye Gold Ltd. ADR	1,098,281	5,787,941
Rayonier Advanced Materials, Inc.	197,581	2,214,883
Total Basic Materials		8,002,824
Total Common Stocks
(Cost $379,560,090)		336,992,979
MASTER LIMITED PARTNERSHIPS† - 5.3%
Financial - 5.3%
Brookfield Property Partners, LP1	842,338	18,800,984
Total Master Limited Partnerships
(Cost $17,084,968)		18,800,984
SECURITIES LENDING COLLATERAL†,2 - 10.0%
BNY Mellon Separately Managed Cash Collateral Account, 0.1207%	35,707,021	35,707,021
Total Securities Lending Collateral
(Cost $35,707,021)		35,707,021
Total Investments - 109.8%
(Cost $432,352,079)		$391,500,984
Other Assets & Liabilities, net - (9.8)%		(35,091,520)
Total Net Assets - 100.0%		$356,409,464

*	Non-income producing security.
†	Value determined based on Level 1 inputs – See Note 2.
1	All or portion of this security is on loan at November 30, 2015 – See Note 4.
2	Securities lending collateral – See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$336,992,979	$–	$–	$336,992,979
Master Limited Partnerships	18,800,984	–	–	18,800,984
Securities Lending Collateral	35,707,021	–	–	35,707,021
Total	$391,500,984	$–	$–	$391,500,984

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2015, there were no transfers between levels.

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 33.4%
Heritage Financial Corp.	5,999	$117,459
Bridge Bancorp, Inc.	3,390	108,074
German American Bancorp, Inc.	2,927	100,923
Peoples Bancorp, Inc.	4,719	97,306
NewBridge Bancorp	7,249	93,076
Enterprise Financial Services Corp.	2,933	85,937
CU Bancorp*	3,012	81,083
Preferred Bank/Los Angeles CA	2,223	80,962
Pacific Continental Corp.	5,045	80,266
HCI Group, Inc.1	2,051	80,257
Banc of California, Inc.	5,243	78,750
MainSource Financial Group, Inc.	3,387	77,969
Federated National Holding Co.	2,687	76,821
Agree Realty Corp. REIT	2,261	75,834
Sierra Bancorp	4,160	74,214
Arbor Realty Trust, Inc. REIT	10,705	73,650
Meta Financial Group, Inc.	1,602	72,090
Metro Bancorp, Inc.	2,101	71,393
First Defiance Financial Corp.	1,715	71,224
HomeStreet, Inc.*	3,275	70,969
Bryn Mawr Bank Corp.	2,332	69,377
Mercantile Bank Corp.	2,676	69,228
Guaranty Bancorp	3,944	69,099
CommunityOne Bancorp*,1	4,804	67,736
Arlington Asset Investment Corp. — Class A1	4,833	67,275
MidWestOne Financial Group, Inc.	2,020	64,135
Independent Bank Corp.	4,127	64,010
Seacoast Banking Corporation of Florida*	3,973	63,767
Fidelity Southern Corp.	2,768	62,612
Financial Institutions, Inc.	2,282	62,230
West Bancorporation, Inc.	2,981	61,796
Gladstone Investment Corp.	7,794	60,949
United Community Financial Corp.	10,168	59,788
Pacific Premier Bancorp, Inc.*	2,524	59,137
Southwest Bancorp, Inc.	3,090	57,165
Peapack Gladstone Financial Corp.	2,495	56,836
Consolidated-Tomoka Land Co.	938	55,943
Bear State Financial, Inc.*,1	5,039	53,665
Whitestone REIT — Class B	4,296	52,153
ConnectOne Bancorp, Inc.	2,672	52,131
Independence Realty Trust, Inc. REIT	6,660	52,080
RE/MAX Holdings, Inc. — Class A	1,384	51,914
National Bankshares, Inc.1	1,443	51,833
Suffolk Bancorp	1,685	49,943
Marlin Business Services Corp.	2,856	49,923
Federal Agricultural Mortgage Corp. — Class C	1,643	49,241
PennantPark Floating Rate Capital Ltd.	3,991	48,011
BNC Bancorp	1,872	47,736

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Financial - 33.4% (continued)
CNB Financial Corp.	2,530	$47,286
First Connecticut Bancorp, Inc.	2,553	46,592
Houlihan Lokey, Inc.	1,900	46,455
Southern National Bancorp of Virginia, Inc.	3,704	45,743
Ares Commercial Real Estate Corp. REIT	3,546	45,637
Gladstone Commercial Corp. REIT	3,126	45,608
One Liberty Properties, Inc. REIT	2,026	45,261
Horizon Bancorp	1,621	44,626
Territorial Bancorp, Inc.	1,546	44,540
Oppenheimer Holdings, Inc. — Class A	2,437	43,622
Bank of Marin Bancorp	790	43,395
United Insurance Holdings Corp.	2,228	42,198
Horizon Technology Finance Corp.	3,420	41,587
Severn Bancorp, Inc.*,1	7,300	41,464
Conifer Holdings, Inc.*	4,100	40,139
Fidus Investment Corp.	2,794	39,954
OceanFirst Financial Corp.	2,018	39,876
CorEnergy Infrastructure Trust, Inc.1	7,834	39,562
Old Second Bancorp, Inc.*	5,074	39,324
First Bancorp, Inc.	1,755	38,943
Easterly Government Properties, Inc. REIT	2,171	38,774
Farmland Partners, Inc. REIT	3,400	38,726
Enterprise Bancorp, Inc.	1,580	38,694
Westfield Financial, Inc.	4,804	38,624
Sun Bancorp, Inc.*	1,756	38,492
EMC Insurance Group, Inc.	1,472	38,449
Independent Bank Group, Inc.	955	38,171
American National Bankshares, Inc.	1,452	37,752
Shore Bancshares, Inc.	3,555	37,719
Penns Woods Bancorp, Inc.	843	37,606
Preferred Apartment Communities, Inc. REIT — Class A	3,190	37,419
Hallmark Financial Services, Inc.*	2,924	37,281
GSV Capital Corp.*,1	3,626	36,913
Phoenix Companies, Inc.*	1,023	36,757
BSB Bancorp, Inc.*	1,608	36,502
Garrison Capital, Inc.	2,616	36,415
Fox Chase Bancorp, Inc.	1,988	36,261
Farmers Capital Bank Corp.*	1,336	36,086
Heritage Commerce Corp.	3,322	35,878
Citizens & Northern Corp.	1,733	35,578
CIFC Corp.	5,066	35,462
Jernigan Capital, Inc. REIT	2,200	35,046
Northwest Bancshares, Inc.	2,477	34,529
Entegra Financial Corp.*,1	1,864	34,484
CatchMark Timber Trust, Inc. REIT — Class A	3,029	34,379
UMH Properties, Inc. REIT	3,457	33,879
Northrim BanCorp, Inc.	1,132	33,315
Gladstone Land Corp. REIT	3,500	32,935

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Financial - 33.4% (continued)
Merchants Bancshares, Inc.	1,000	$32,690
1347 Property Insurance Holdings, Inc.*,1	4,100	32,021
California First National Bancorp	2,400	31,992
Bar Harbor Bankshares	915	31,943
WashingtonFirst Bankshares, Inc.	1,407	31,911
Gladstone Capital Corp.	3,603	31,526
Pulaski Financial Corp.	1,915	31,425
Medallion Financial Corp.1	3,929	31,275
Macatawa Bank Corp.	5,243	30,881
QCR Holdings, Inc.	1,268	30,686
BBX Capital Corp. — Class A*,1	1,785	30,434
Republic First Bancorp, Inc.*,1	6,507	29,997
Access National Corp.	1,361	29,738
Owens Realty Mortgage, Inc. REIT1	2,111	29,470
Bankwell Financial Group, Inc.	1,491	29,372
Southcoast Financial Corp.*	1,777	27,757
Sotherly Hotels, Inc. REIT	4,476	27,751
Heritage Insurance Holdings, Inc.*	1,227	27,558
Monarch Financial Holdings, Inc.	2,099	27,455
Home Bancorp, Inc.	1,028	27,139
PacWest Bancorp	574	26,990
Heritage Oaks Bancorp	3,212	26,756
MutualFirst Financial, Inc.	1,116	26,561
Nicholas Financial, Inc.*	2,055	26,469
SI Financial Group, Inc.	2,036	26,427
Summit Financial Group, Inc.	2,230	26,158
CM Finance, Inc.1	2,312	26,149
C&F Financial Corp.	670	26,123
Wheeler Real Estate Investment Trust, Inc. REIT	14,000	26,040
JAVELIN Mortgage Investment Corp. REIT	4,017	25,829
Monroe Capital Corp.	1,714	25,410
First Internet Bancorp	774	24,962
Higher One Holdings, Inc.*	7,799	24,723
Cheviot Financial Corp.	1,600	24,240
Southern Missouri Bancorp, Inc.	1,015	24,238
First Financial Northwest, Inc.	1,777	24,061
MidSouth Bancorp, Inc.	2,170	23,762
Avenue Financial Holdings, Inc.*	1,700	23,749
Orchid Island Capital, Inc. REIT1	2,467	23,609
MBT Financial Corp.*	3,603	23,600
Saratoga Investment Corp.	1,500	23,445
Atlas Financial Holdings, Inc.*	1,118	23,444
Independence Holding Co.	1,540	23,300
Five Oaks Investment Corp. REIT	3,410	23,290
Bluerock Residential Growth REIT, Inc. REIT	2,007	22,960
Ellington Residential Mortgage REIT	1,715	22,741
Stellus Capital Investment Corp.	2,139	22,652
Melrose Bancorp, Inc.*	1,500	22,500
Veritex Holdings, Inc.*	1,300	22,373

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Financial - 33.4% (continued)
ESSA Bancorp, Inc.	1,663	$22,268
People's Utah Bancorp	1,300	22,113
Southern First Bancshares, Inc.*	1,002	22,084
Century Bancorp, Inc. — Class A	486	21,826
Manning & Napier, Inc. — Class A	2,377	21,773
Atlantic American Corp.	4,500	21,510
Chemung Financial Corp.	766	21,371
Cape Bancorp, Inc.	1,572	20,640
Consumer Portfolio Services, Inc.*	4,409	20,634
Ameriana Bancorp	808	20,119
Lake Sunapee Bank Group	1,416	19,824
Codorus Valley Bancorp, Inc.	940	19,778
TriplePoint Venture Growth BDC Corp.	1,592	19,645
Riverview Bancorp, Inc.	4,319	19,436
Triumph Bancorp, Inc.*	1,114	19,417
First Acceptance Corp.*	7,577	19,246
Norwood Financial Corp.1	659	18,946
Central Valley Community Bancorp1	1,643	18,451
Union Bankshares, Inc.	665	18,354
Peoples Bancorp of North Carolina, Inc.	952	18,193
Naugatuck Valley Financial Corp.*	1,604	17,580
Maui Land & Pineapple Company, Inc.*	3,200	17,312
BRT Realty Trust REIT*	2,549	17,308
Bank of South Carolina Corp.	1,054	17,180
Cherry Hill Mortgage Investment Corp. REIT	1,122	16,538
Parke Bancorp, Inc.	1,280	16,410
Institutional Financial Markets, Inc.	11,000	16,060
AmeriServ Financial, Inc.	4,718	15,758
Poage Bankshares, Inc.	846	14,171
Emergent Capital, Inc.*	3,218	13,773
Harvest Capital Credit Corp.	1,154	13,652
Vestin Realty Mortgage II, Inc. REIT*	4,000	12,920
US Global Investors, Inc. — Class A	9,700	12,222
Plumas Bancorp*	1,200	10,452
AeroCentury Corp.*	1,100	10,230
Power REIT*,1	2,400	9,600
First Marblehead Corp.*,1	2,247	8,943
Regional Management Corp.*	543	8,525
Urstadt Biddle Properties, Inc. REIT1	472	8,218
Medley Management, Inc. — Class A	1,184	7,045
Full Circle Capital Corp.1	2,432	6,907
JG Wentworth Co. — Class A*	3,400	6,460
Transcontinental Realty Investors, Inc. REIT*	700	6,300
Porter Bancorp, Inc.*	3,900	6,006
Fifth Street Asset Management, Inc.1	943	4,300

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Financial - 33.4% (continued)
Viggle, Inc.*	8,200	$3,773
Total Financial		7,200,761
Consumer, Non-cyclical - 26.7%
Anika Therapeutics, Inc.*	2,687	112,747
Vascular Solutions, Inc.*	2,993	106,371
Rockwell Medical, Inc.*,1	8,306	100,752
US Physical Therapy, Inc.	1,867	98,652
Cerus Corp.*,1	15,457	87,641
John B Sanfilippo & Son, Inc.	1,433	82,470
Five Prime Therapeutics, Inc.*	2,101	80,782
Omega Protein Corp.*	3,251	79,911
Idera Pharmaceuticals, Inc.*,1	18,475	71,682
Carriage Services, Inc. — Class A1	2,819	69,601
Agenus, Inc.*	12,897	65,904
Cytokinetics, Inc.*,1	5,571	65,849
NeoGenomics, Inc.*	7,669	61,122
Trevena, Inc.*	4,664	58,719
Peregrine Pharmaceuticals, Inc.*	43,732	56,414
BioTelemetry, Inc.*	4,246	53,542
Franklin Covey Co.*	3,395	52,045
Teligent, Inc.*,1	5,996	50,846
Northwest Biotherapeutics, Inc.*,1	10,891	50,316
Barrett Business Services, Inc.	1,103	49,249
Concert Pharmaceuticals, Inc.*	2,135	48,955
Enzo Biochem, Inc.*	10,674	48,567
Hackett Group, Inc.	2,535	48,013
GenMark Diagnostics, Inc.*	6,012	47,916
Ardelyx, Inc.*	2,422	47,374
Zogenix, Inc.*,1	3,031	46,768
Five Star Quality Care, Inc.*	12,858	46,160
Paratek Pharmaceuticals, Inc.*,1	2,230	46,095
Durect Corp.*	19,507	46,036
Aerie Pharmaceuticals, Inc.*,1	1,651	45,303
Versartis, Inc.*,1	3,543	44,819
Cynosure, Inc. — Class A*	1,065	44,793
AtriCure, Inc.*	2,064	44,335
BioTime, Inc.*,1	12,412	43,690
Addus HomeCare Corp.*	1,915	43,643
Catalyst Pharmaceuticals, Inc.*,1	15,375	41,742
Advaxis, Inc.*,1	3,400	41,038
RadNet, Inc.*	6,469	40,108
LeMaitre Vascular, Inc.	2,577	39,763
Cara Therapeutics, Inc.*	2,393	39,604
Dermira, Inc.*	1,269	39,098
Alico, Inc.1	900	38,412
Limoneira Co.1	2,255	38,403
Applied Genetic Technologies Corp.*	2,245	38,255
Revance Therapeutics, Inc.*	973	37,762
Tandem Diabetes Care, Inc.*	3,634	37,467
Atrion Corp.	88	37,039
BioSpecifics Technologies Corp.*	764	37,016
Synthetic Biologics, Inc.*,1	12,685	36,279

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Non-cyclical - 26.7% (continued)
Loxo Oncology, Inc.*	1,099	$36,190
Inotek Pharmaceuticals Corp.*,1	3,000	35,970
REGENXBIO, Inc.*,1	1,500	35,955
CTI BioPharma Corp.*,1	29,148	35,852
Senomyx, Inc.*,1	7,710	35,697
Crimson Wine Group Ltd.*	3,961	35,570
Heska Corp.*	1,016	35,347
CytRx Corp.*	11,202	35,062
Cutera, Inc.*	2,465	35,052
Galena Biopharma, Inc.*,1	23,321	34,982
Flexion Therapeutics, Inc.*	1,770	34,409
Civitas Solutions, Inc.*	1,305	34,204
Vitae Pharmaceuticals, Inc.*	2,378	34,148
Akebia Therapeutics, Inc.*,1	3,171	34,025
Ampio Pharmaceuticals, Inc.*,1	9,086	33,800
Aduro Biotech, Inc.*,1	1,086	33,655
Exactech, Inc.*	1,900	33,307
Seres Therapeutics, Inc.*,1	900	32,247
Pernix Therapeutics Holdings, Inc.*,1	10,514	31,542
PFSweb, Inc.*	2,364	31,158
AcelRx Pharmaceuticals, Inc.*,1	5,436	31,094
Nature's Sunshine Products, Inc.	2,611	30,731
Bellicum Pharmaceuticals, Inc.*,1	1,300	29,939
ArQule, Inc.*	13,131	29,807
Tonix Pharmaceuticals Holding Corp.*,1	4,095	29,689
Nutraceutical International Corp.*	1,185	29,601
Collectors Universe, Inc.	1,854	29,590
Anthera Pharmaceuticals, Inc.*	5,153	29,321
National Research Corp. — Class A	1,887	29,173
Immune Design Corp.*,1	1,334	27,921
Assembly Biosciences, Inc.*,1	2,807	27,593
Juniper Pharmaceuticals, Inc.*,1	2,327	27,552
Intersect ENT, Inc.*	1,387	27,338
Griffin Land & Nurseries, Inc.	988	26,656
Avinger, Inc.*,1	1,480	26,625
Utah Medical Products, Inc.	458	25,872
NanoString Technologies, Inc.*,1	1,674	25,512
Seneca Foods Corp. — Class A*	919	25,309
Derma Sciences, Inc.*,1	5,639	25,263
Alimera Sciences, Inc.*,1	8,083	24,896
SeaSpine Holdings Corp.*	1,500	24,720
Primo Water Corp.*	2,705	24,047
iRadimed Corp.*	759	23,537
GlycoMimetics, Inc.*,1	3,333	23,264
VIVUS, Inc.*,1	18,500	23,125
Supernus Pharmaceuticals, Inc.*	1,401	22,640
Agile Therapeutics, Inc.*	2,528	22,550
KemPharm, Inc.*	1,300	22,516
Information Services Group, Inc.	5,923	22,093
Cidara Therapeutics, Inc.*,1	1,400	21,588
AxoGen, Inc.*	3,917	21,544
EPIRUS Biopharmaceuticals, Inc.*,1	4,340	21,136

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Non-cyclical - 26.7% (continued)
PharmAthene, Inc.*	11,950	$21,032
Stemline Therapeutics, Inc.*	2,524	20,798
AAC Holdings, Inc.*,1	840	20,614
Intersections, Inc.*,1	7,222	20,222
FONAR Corp.*	1,268	20,187
Proteon Therapeutics, Inc.*,1	1,261	20,100
CAS Medical Systems, Inc.*	11,300	19,662
Fibrocell Science, Inc.*,1	3,321	19,594
Fortress Biotech, Inc.*,1	6,457	19,306
Inventure Foods, Inc.*,1	2,538	19,187
Willdan Group, Inc.*,1	2,132	18,762
Egalet Corp.*,1	1,800	18,468
LendingTree, Inc.*	175	17,829
CareDx, Inc.*,1	2,700	17,577
Calithera Biosciences, Inc.*,1	2,200	17,468
Golden Enterprises, Inc.	3,800	17,290
Newtek Business Services Corp.	1,230	17,269
Synutra International, Inc.*,1	3,354	17,172
CCA Industries, Inc.*	5,300	16,907
Alliance One International, Inc.*	1,316	16,818
Fate Therapeutics, Inc.*	4,000	16,760
Adamis Pharmaceuticals Corp.*,1	3,661	16,658
Care.com, Inc.*	2,400	16,560
VirtualScopics, Inc.*	5,400	16,200
AVEO Pharmaceuticals, Inc.*	13,239	15,754
MediciNova, Inc.*,1	4,471	15,649
Carbylan Therapeutics, Inc.*	3,900	15,561
Vermillion, Inc.*,1	8,594	15,383
Corium International, Inc.*,1	1,868	15,318
Chembio Diagnostics, Inc.*	2,900	15,109
Genocea Biosciences, Inc.*	2,344	15,002
vTv Therapeutics, Inc. — Class A*,1	2,200	14,938
ITT Educational Services, Inc.*	4,300	14,835
Coffee Holding Co., Inc.*	3,400	14,620
OncoGenex Pharmaceuticals, Inc.*,1	5,622	14,505
Invuity, Inc.*	1,200	14,412
Rexahn Pharmaceuticals, Inc.*	31,748	14,318
CoLucid Pharmaceuticals, Inc.*,1	2,500	14,225
Veracyte, Inc.*,1	1,921	13,812
Synergy Pharmaceuticals, Inc.*,1	2,198	13,803
Palatin Technologies, Inc.*	19,400	13,580
Tokai Pharmaceuticals, Inc.*,1	1,179	13,559
Retrophin, Inc.*	599	13,388
Catabasis Pharmaceuticals, Inc.*,1	1,600	13,280
Great Basin Scientific, Inc.*	58,900	12,952
Neothetics, Inc.*,1	1,411	12,882
Arrhythmia Research Technology, Inc.*	2,100	12,474
Eagle Pharmaceuticals, Inc.*,1	135	12,371
T2 Biosystems, Inc.*,1	1,048	12,356
Cleveland BioLabs, Inc.*,1	2,916	12,276
Opexa Therapeutics, Inc.*	3,100	12,183
OXiGENE, Inc.*	12,400	12,152
Tobira Therapeutics, Inc.*,1	900	12,060
Hudson Global, Inc.*	5,061	12,045

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Non-cyclical - 26.7% (continued)
TriVascular Technologies, Inc.*,1	1,833	$11,969
aTyr Pharma, Inc.*,1	1,400	11,914
Cogentix Medical, Inc.*	8,200	11,890
Arcadia Biosciences, Inc.*,1	3,000	11,820
Pieris Pharmaceuticals, Inc.*,1	4,700	11,797
Lantheus Holdings, Inc.*	3,300	11,682
Sunesis Pharmaceuticals, Inc.*	11,298	11,637
Cumberland Pharmaceuticals, Inc.*	2,055	11,570
Chiasma, Inc.*	500	11,095
InfuSystems Holdings, Inc.*,1	3,731	10,932
Mannatech, Inc.*	500	10,910
Zynerba Pharmaceuticals, Inc.*,1	800	10,856
Luna Innovations, Inc.*	10,000	10,800
Escalon Medical Corp.*	8,800	10,736
Acme United Corp.	600	10,350
MGC Diagnostics Corp.*	1,500	10,305
Cytori Therapeutics, Inc.*	28,033	10,201
Perseon Corp.*	11,600	9,845
Reed's, Inc.*	1,972	9,821
AdCare Health Systems, Inc.	3,235	9,737
Dipexium Pharmaceuticals, Inc.*	800	9,584
Vital Therapies, Inc.*,1	1,009	9,485
Oculus Innovative Sciences, Inc.*	7,700	9,394
Avalon Holdings Corp. — Class A*	4,100	9,287
Cerulean Pharma, Inc.*,1	2,833	9,179
Joint Corp.*	1,600	9,024
Repros Therapeutics, Inc.*	3,767	9,022
XBiotech, Inc.*	1,200	8,964
Galectin Therapeutics, Inc.*,1	4,468	8,936
Celladon Corp.*	5,019	8,934
Kindred Biosciences, Inc.*,1	2,220	8,858
CombiMatrix Corp.*	10,600	8,798
BioLife Solutions, Inc.*,1	3,800	8,550
Stereotaxis, Inc.*	8,100	8,505
Acura Pharmaceuticals, Inc.*	3,300	8,349
Reliv International, Inc.*	12,200	8,052
ImmunoCellular Therapeutics Ltd.*	19,166	8,050
SPAR Group, Inc.*	6,000	8,040
Marinus Pharmaceuticals, Inc.*,1	1,104	8,026
Ocera Therapeutics, Inc.*	2,223	7,936
Cyanotech Corp.*,1	1,300	7,579
Rock Creek Pharmaceuticals, Inc.*,1	7,400	7,474
InterCloud Systems, Inc.*	4,700	7,473
USMD Holdings, Inc.*	900	7,200
Recro Pharma, Inc.*	800	7,128
Natural Alternatives International, Inc.*	900	6,912
Command Security Corp.*	3,100	6,882
Ocean Bio-Chem, Inc.*	3,000	6,840
Heat Biologics, Inc.*	2,200	6,820
QC Holdings, Inc.	5,000	6,750
Electromed, Inc.*	3,100	6,665

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Non-cyclical - 26.7% (continued)
Neurometrix, Inc.*	9,300	$6,604
ERBA Diagnostics, Inc.*	5,400	6,588
Signal Genetics, Inc.*	6,100	6,527
GlobeImmune, Inc.*	1,900	6,498
BioPharmX Corp.*	5,000	6,450
Conatus Pharmaceuticals, Inc.*,1	2,014	6,425
MELA Sciences, Inc.*	5,500	6,380
TetraLogic Pharmaceuticals Corp.*,1	2,903	6,358
Ritter Pharmaceuticals, Inc.*	2,900	6,322
Allied Healthcare Products, Inc.*	5,300	6,307
Hooper Holmes, Inc.*	48,200	6,266
Swisher Hygiene, Inc.*	5,900	6,254
Second Sight Medical Products, Inc.*,1	1,200	6,072
Fairway Group Holdings Corp.*,1	7,200	5,994
Crystal Rock Holdings, Inc.*	10,300	5,970
Argos Therapeutics, Inc.*,1	1,419	5,775
OpGen, Inc.*	3,200	5,728
Premier Exhibitions, Inc.*	5,300	5,565
Cellectar Biosciences, Inc.*	4,700	5,452
Marrone Bio Innovations, Inc.*,1	2,900	5,394
Truett-Hurst, Inc.*	5,500	5,115
ProPhase Labs, Inc.*	3,500	5,075
Viking Therapeutics, Inc.*	1,600	5,040
Penumbra, Inc.*	100	5,032
Minerva Neurosciences, Inc.*	1,000	5,020
Eleven Biotherapeutics, Inc.*,1	1,539	4,909
SunLink Health Systems, Inc.*	4,100	4,838
NephroGenex, Inc.*,1	2,300	4,646
Sientra, Inc.*,1	940	4,550
PhotoMedex, Inc.*	10,700	4,334
Cardica, Inc.*	17,668	4,037
EyeGate Pharmaceuticals, Inc.*	1,300	3,926
Akers Biosciences, Inc.*	2,000	3,920
Cancer Genetics, Inc.*,1	1,100	3,828
American CareSource Holdings, Inc.*	5,000	3,750
Lpath, Inc. — Class A*	12,800	3,584
Amedica Corp.*	25,400	3,454
Nanosphere, Inc.*	3,000	3,450
Rennova Health, Inc.*,1	940	3,403
Alphatec Holdings, Inc.*	13,691	3,149
Onconova Therapeutics, Inc.*,1	2,100	2,940
CytoSorbents Corp.*,1	400	2,908
Universal Security Instruments, Inc.*	300	1,401
NovaBay Pharmaceuticals, Inc.*	7,900	1,263
SFX Entertainment, Inc.*,1	4,169	1,168
Total Consumer, Non-cyclical		5,756,956
Industrial - 11.3%
Patrick Industries, Inc.*,1	2,725	112,896
Lydall, Inc.*	2,822	102,778
Insteel Industries, Inc.	3,366	82,130
Kadant, Inc.	1,778	77,005
Stoneridge, Inc.*	4,818	70,487
AEP Industries, Inc.*	729	66,470
National Presto Industries, Inc.1	712	61,901

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Industrial - 11.3% (continued)
ZAGG, Inc.*	5,592	$57,709
PowerSecure International, Inc.*	3,925	54,872
VSE Corp.	848	52,398
Mesa Laboratories, Inc.	479	51,828
LSI Industries, Inc.	4,220	49,880
CECO Environmental Corp.	5,722	49,724
Kratos Defense & Security Solutions, Inc.*	10,667	49,602
Chase Corp.	1,106	49,106
Casella Waste Systems, Inc. — Class A*,1	6,635	44,985
Covenant Transportation Group, Inc. — Class A*	2,089	43,891
Global Brass & Copper Holdings, Inc.	1,836	42,705
Stock Building Supply Holdings, Inc.*	2,253	38,729
Breeze-Eastern Corp.*	1,953	38,612
TRC Companies, Inc.*,1	3,542	37,722
NN, Inc.	2,173	37,050
Sparton Corp.*	1,731	36,732
Milacron Holdings Corp.*	2,300	33,856
Integrated Electrical Services, Inc.*	4,429	33,793
Key Technology, Inc.*	2,936	33,588
Heritage-Crystal Clean, Inc.*	3,011	32,820
NVE Corp.	527	31,388
Advanced Emissions Solutions, Inc.*	5,127	30,224
Lawson Products, Inc.*	1,008	28,204
Allied Motion Technologies, Inc.	1,154	27,558
PAM Transportation Services, Inc.*	866	26,751
Intevac, Inc.*	5,200	25,844
Hurco Companies, Inc.	942	25,104
Applied Optoelectronics, Inc.*,1	1,311	24,581
UFP Technologies, Inc.*	998	24,361
USA Truck, Inc.*	1,211	24,147
Energous Corp.*,1	2,904	24,132
Energy Focus, Inc.*	1,500	24,015
US Concrete, Inc.*	405	23,786
Omega Flex, Inc.	575	23,017
Xerium Technologies, Inc.*	1,970	22,931
Hardinge, Inc.	2,232	21,717
Pure Cycle Corp.*,1	4,098	20,777
Core Molding Technologies, Inc.*	1,340	19,095
Argan, Inc.	480	18,869
MicroVision, Inc.*,1	7,399	18,571
Global Power Equipment Group, Inc.	4,000	18,480
Sterling Construction Company, Inc.*,1	3,366	18,345
Napco Security Technologies, Inc.*	3,051	17,848
Active Power, Inc.*	11,500	17,250
Manitex International, Inc.*,1	2,600	16,172
Iteris, Inc.*	6,366	14,896
Frequency Electronics, Inc.*	1,378	14,524

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Industrial - 11.3% (continued)
Innovative Solutions & Support, Inc.*	5,600	$13,944
Perma-Fix Environmental Services, Inc.*,1	3,600	13,896
MOCON, Inc.	932	13,533
Control4 Corp.*,1	1,817	13,228
CVD Equipment Corp.*,1	1,143	13,145
Aspen Aerogels, Inc.*	2,015	13,098
Ideal Power, Inc.*	1,600	12,896
Aehr Test Systems*	6,300	12,474
Gencor Industries, Inc.*	1,179	12,332
LGL Group, Inc.*,1	3,100	12,168
Lime Energy Co.*,1	4,000	12,080
MagneGas Corp.*,1	7,300	11,753
Turtle Beach Corp.*,1	4,900	11,466
Imprivata, Inc.*	946	11,276
SigmaTron International, Inc.*	1,700	10,761
API Technologies Corp.*	5,271	10,384
AG&E Holdings, Inc.	18,000	10,258
AM Castle & Co.*,1	4,100	9,676
Astrotech Corp.*,1	6,500	9,620
EnSync, Inc.*	18,100	8,063
Goldfield Corp.*	4,585	7,840
Digital Ally, Inc.*,1	1,700	7,786
Giga-Tronics, Inc.*	7,000	7,770
Chicago Rivet & Machine Co.	300	7,680
Document Security Systems, Inc.*	36,400	7,644
Clean Diesel Technologies, Inc.*,1	5,600	7,448
American Electric Technologies, Inc.*	3,100	7,285
CryoPort, Inc.*	2,700	7,128
Art's-Way Manufacturing Company, Inc.	2,300	7,107
P&F Industries, Inc. — Class A*	800	6,872
WSI Industries, Inc.	1,600	6,752
Tecogen, Inc.*	1,700	6,460
Broadwind Energy, Inc.*	3,163	6,136
Intellicheck Mobilisa, Inc.*	6,700	6,030
Superconductor Technologies, Inc.*	26,100	5,742
Ecology and Environment, Inc. — Class A	500	5,420
Applied DNA Sciences, Inc.*,1	1,800	5,400
Rand Logistics, Inc.*	2,391	5,045
Erickson, Inc.*	1,900	4,883
Metabolix, Inc.*,1	2,100	4,347
NXT-ID, Inc.*	8,300	3,171
International Shipholding Corp.1	1,355	2,940
Pyxis Tankers, Inc.*	1,402	2,902
IntriCon Corp.*	300	2,223
CTI Industries Corp.*,1	500	2,215
Axion Power International, Inc.*,1	1,322	1,481
Total Industrial		2,427,614
Consumer, Cyclical - 11.2%
Motorcar Parts of America, Inc.*	3,088	123,705
Ruth's Hospitality Group, Inc.	5,840	100,739
Nautilus, Inc.*	4,935	94,801

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Cyclical - 11.2% (continued)
PC Connection, Inc.*	3,940	$87,941
Unifi, Inc.*	2,906	86,686
Beazer Homes USA, Inc.*,1	6,016	86,270
MarineMax, Inc.*	3,887	70,549
Green Brick Partners, Inc.*,1	8,611	65,013
Douglas Dynamics, Inc.	2,738	63,686
Reading International, Inc. — Class A*	4,213	60,794
Carrols Restaurant Group, Inc.*	4,802	57,816
Bassett Furniture Industries, Inc.	1,813	56,856
Culp, Inc.	1,931	54,416
Hooker Furniture Corp.	1,631	44,689
Jamba, Inc.*,1	3,099	43,293
Miller Industries, Inc.	1,947	42,737
Chuy's Holdings, Inc.*	1,231	40,931
Flexsteel Industries, Inc.	852	40,879
Destination XL Group, Inc.*,1	8,155	40,775
Luby's, Inc.*	7,510	35,898
Installed Building Products, Inc.*	1,406	35,234
Sportsman's Warehouse Holdings, Inc.*	3,003	34,384
Winmark Corp.	359	34,285
Kona Grill, Inc.*	2,443	33,982
West Marine, Inc.*	3,536	32,496
Build-A-Bear Workshop, Inc. — Class A*	2,516	32,356
Monarch Casino & Resort, Inc.*	1,435	32,173
America's Car-Mart, Inc.*	1,204	31,882
Lifetime Brands, Inc.	2,195	30,533
Superior Uniform Group, Inc.	1,617	29,898
Malibu Boats, Inc. — Class A*	1,922	29,829
J Alexander's Holdings, Inc.*	2,700	28,728
Escalade, Inc.	2,283	27,396
NACCO Industries, Inc. — Class A	635	26,835
Century Casinos, Inc.*	4,002	26,813
New York & Company, Inc.*	12,086	26,589
Supreme Industries, Inc. — Class A	3,260	26,080
Johnson Outdoors, Inc. — Class A	1,076	25,824
Spartan Motors, Inc.	7,100	25,773
UCP, Inc. — Class A*	3,272	25,522
Fogo De Chao, Inc.*,1	1,500	24,570
New Home Company, Inc.*	1,563	22,929
Black Diamond, Inc.*	4,654	22,665
Nathan's Famous, Inc.	518	22,663
Strattec Security Corp.	343	21,389
Golden Entertainment, Inc.*	1,996	20,958
Red Lion Hotels Corp.*	2,648	19,754
Canterbury Park Holding Corp.	1,800	18,738
Del Frisco's Restaurant Group, Inc.*	1,244	18,648
Dixie Group, Inc.*,1	3,291	18,561
Peak Resorts, Inc.1	2,539	18,535
Rocky Brands, Inc.	1,542	17,517
Skyline Corp.*	4,200	15,540

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Cyclical - 11.2% (continued)
ADDvantage Technologies Group, Inc.*	6,600	$15,444
Rave Restaurant Group, Inc.*,1	2,518	15,234
PCM, Inc.*	1,593	14,656
Freshpet, Inc.*,1	1,700	14,637
MCBC Holdings, Inc.*,1	1,000	14,350
Boot Barn Holdings, Inc.*,1	1,332	13,986
Papa Murphy's Holdings, Inc.*,1	1,137	13,871
Diversified Restaurant Holdings, Inc.*	4,700	12,502
Kewaunee Scientific Corp.	700	12,173
Noodles & Co.*,1	1,074	11,921
Entertainment Gaming Asia, Inc.*	5,000	10,800
LeapFrog Enterprises, Inc. — Class A*	15,600	10,678
Nevada Gold & Casinos, Inc.*	5,600	10,360
Unique Fabricating, Inc.	800	9,676
Gordmans Stores, Inc.*	3,100	9,455
Cosi, Inc.*	16,008	7,732
DGSE Companies, Inc.*	17,500	6,433
Forward Industries, Inc.*	4,200	6,300
Full House Resorts, Inc.*	3,500	5,775
Koss Corp.*	2,600	5,434
bebe stores, Inc.	11,600	5,338
Comstock Holding Companies, Inc.*	2,400	4,680
Joe's Jeans, Inc.*	22,700	4,654
Ignite Restaurant Group, Inc.*,1	1,198	4,612
AMREP Corp.*	1,000	4,600
Books-A-Million, Inc. — Class A*	800	2,592
Compx International, Inc.	200	2,261
American Apparel, Inc.*	21,102	698
Total Consumer, Cyclical		2,408,405
Communications - 6.4%
ORBCOMM, Inc.*	12,345	79,130
FairPoint Communications, Inc.*	4,060	74,339
ePlus, Inc.*	735	64,820
Zix Corp.*	11,385	63,870
Oclaro, Inc.*	16,637	57,230
TeleCommunication Systems, Inc. — Class A*	10,702	52,654
NeoPhotonics Corp.*	4,452	46,212
Autobytel, Inc.*	1,753	43,071
Clearfield, Inc.*,1	2,901	39,193
Entravision Communications Corp. — Class A	4,662	39,114
Saga Communications, Inc. — Class A	847	36,506
Alliance Fiber Optic Products, Inc.	2,295	36,399
NTELOS Holdings Corp.*	3,585	32,874
RF Industries Ltd.	7,000	31,570
Hawaiian Telcom Holdco, Inc.*	1,302	30,896
HC2 Holdings, Inc.*,1	4,499	28,164
Reis, Inc.	1,023	25,606
Tessco Technologies, Inc.	1,122	23,831
Hemisphere Media Group, Inc.*,1	1,656	23,565

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Communications - 6.4% (continued)
Remark Media, Inc.*	5,200	$23,452
A H Belo Corp. — Class A	4,085	22,630
Rapid7, Inc.*,1	1,300	22,269
KVH Industries, Inc.*	2,244	22,126
A10 Networks, Inc.*	2,753	21,226
Alaska Communications Systems Group, Inc.*	10,746	20,632
Straight Path Communications, Inc. — Class B*,1	1,617	19,404
Rubicon Project, Inc.*	1,298	19,146
Lee Enterprises, Inc.*	10,476	18,543
Numerex Corp. — Class A*,1	2,701	17,719
Value Line, Inc.	1,100	17,617
Windstream Holdings, Inc.1	2,800	17,444
EVINE Live, Inc.*	8,822	16,409
RELM Wireless Corp.*,1	3,893	15,961
Aerohive Networks, Inc.*,1	2,600	15,860
Inuvo, Inc.*	5,000	15,650
Rightside Group Ltd.*,1	1,900	14,991
Beasley Broadcast Group, Inc. — Class A	3,700	14,615
Covisint Corp.*	5,600	14,504
Ooma, Inc.*,1	1,800	13,950
Tremor Video, Inc.*	6,700	13,735
Corindus Vascular Robotics, Inc.*,1	4,000	12,800
Globalscape, Inc.	2,932	12,344
YuMe, Inc.*	3,800	12,312
Spark Networks, Inc.*,1	3,034	11,742
Wireless Telecom Group, Inc.*	8,200	11,316
Lantronix, Inc.*	9,400	11,280
Aviat Networks, Inc.*	10,971	10,203
Net Element, Inc.*	37,300	8,952
LightPath Technologies, Inc. — Class A*	5,100	8,874
Communications Systems, Inc.	1,070	8,421
US Auto Parts Network, Inc.*	3,326	8,248
Fusion Telecommunications International, Inc.*	3,500	7,945
Sajan, Inc.*	1,900	7,714
Marin Software, Inc.*	1,877	7,302
Bridgeline Digital, Inc.*	6,200	7,130
CafePress, Inc.*	1,500	6,375
Xcel Brands, Inc.*	800	5,928
RLJ Entertainment, Inc.*	6,100	5,856
Towerstream Corp.*,1	11,557	4,738
Rocket Fuel, Inc.*,1	854	2,980
xG Technology, Inc.*	5,400	1,462
Total Communications		1,380,849
Technology - 5.4%
inContact, Inc.*	7,001	69,100
Glu Mobile, Inc.*,1	18,877	63,804
Immersion Corp.*	4,293	57,569
Workiva, Inc.*	2,787	52,256
Digimarc Corp.*,1	1,351	48,069
Cascade Microtech, Inc.*	2,535	41,194
Axcelis Technologies, Inc.*	15,417	40,701
Integrated Silicon Solution, Inc.	1,754	40,149
Mattson Technology, Inc.*	13,341	39,756

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Technology - 5.4% (continued)
Exa Corp.*	3,245	$34,949
Appfolio, Inc. — Class A*,1	2,000	32,780
MINDBODY, Inc. — Class A*,1	1,800	31,770
Brightcove, Inc.*	4,300	30,014
American Software, Inc. — Class A	2,800	28,980
EMCORE Corp.*	3,865	28,021
QAD, Inc. — Class B	1,378	27,794
TubeMogul, Inc.*	2,098	25,973
GSE Systems, Inc.*	13,800	25,530
Xactly Corp.*	2,600	25,428
Hutchinson Technology, Inc.*	6,383	23,553
Ultra Clean Holdings, Inc.*	4,619	23,418
Mattersight Corp.*,1	2,985	21,164
Guidance Software, Inc.*,1	3,289	20,063
Computer Task Group, Inc.	2,981	20,062
Intermolecular, Inc.*	8,800	19,976
SunEdison Semiconductor Ltd.*	2,077	19,835
CSP, Inc.	3,400	19,516
NCI, Inc. — Class A	1,147	18,937
Silver Spring Networks, Inc.*	1,352	18,022
Data I/O Corp.*	6,200	17,298
SharpSpring, Inc.*	4,000	17,000
GSI Technology, Inc.*	3,673	14,692
MoSys, Inc.*	12,111	14,654
Xplore Technologies Corp.*	2,700	14,148
Upland Software, Inc.*	1,900	13,927
Astro-Med, Inc.	943	12,778
Sonic Foundry, Inc.*	1,900	12,312
Envestnet, Inc.*	366	11,884
ExOne Co.*,1	1,105	10,962
Richardson Electronics Ltd.	1,915	10,781
Concurrent Computer Corp.	2,143	10,651
Technical Communications Corp.*	2,800	8,708
Everyday Health, Inc.*	1,304	8,020
Amber Road, Inc.*,1	1,628	7,831
Sysorex Global Holdings Corp.*	8,400	7,182
Rubicon Technology, Inc.*	6,600	6,600
Medical Transcription Billing Corp.*	5,100	6,579
Inventergy Global, Inc.*	22,500	3,398
Code Rebel Corp.*,1	800	2,992
Liquid Holdings Group, Inc.*	57,300	1,656
Total Technology		1,162,436
Energy - 2.9%
Callon Petroleum Co.*	9,971	94,625
Panhandle Oil and Gas, Inc. — Class A	2,814	53,269
Trecora Resources*	3,588	51,882
Natural Gas Services Group, Inc.*	2,180	50,620
Pacific Ethanol, Inc.*	7,907	39,455
Evolution Petroleum Corp.	5,077	31,224
Adams Resources & Energy, Inc.	645	27,683
Dawson Geophysical Co.*	6,125	27,134
Willbros Group, Inc.*	8,800	26,135
VAALCO Energy, Inc.*	12,300	25,215
Key Energy Services, Inc.*	39,500	21,022

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Energy - 2.9% (continued)
Isramco, Inc.*	192	$17,664
Zion Oil & Gas, Inc.*	7,809	15,306
Resolute Energy Corp.*	17,729	14,388
ION Geophysical Corp.*	21,500	11,988
Approach Resources, Inc.*	5,000	11,150
PetroQuest Energy, Inc.*	12,800	9,441
Enphase Energy, Inc.*,1	4,910	8,200
Houston American Energy Corp.*	41,400	7,249
PostRock Energy Corp.*	19,386	7,173
Ocean Power Technologies, Inc.*,1	2,630	6,812
Penn Virginia Corp.*,1	13,700	6,144
Solar3D, Inc.*	2,000	5,900
Tengasco, Inc.*	28,000	5,600
Vertex Energy, Inc.*,1	2,864	5,528
Barnwell Industries, Inc.*	2,400	5,196
Superior Drilling Products, Inc.*	4,500	5,175
Vantage Drilling Co.*	180,243	4,325
Royale Energy, Inc.*	8,500	3,825
Yuma Energy, Inc.*	12,200	3,632
Ascent Solar Technologies, Inc.*	30,500	3,453
Mexco Energy Corp.*	1,400	3,416
Lucas Energy, Inc.*	1,500	3,270
FieldPoint Petroleum Corp.*	3,800	3,268
Nuverra Environmental Solutions, Inc.*	3,929	3,234
ZaZa Energy Corp.*	16,400	3,034
US Energy Corp.*	11,600	2,787
GreenHunter Resources, Inc.*	16,000	2,720
Magellan Petroleum Corp.*	5,000	2,626
Hercules Offshore, Inc.*	394	1,466
Emerald Oil, Inc.*,1	897	1,363
Total Energy		633,597
Basic Materials - 1.2%
Landec Corp.*	3,980	50,984
Orchids Paper Products Co.	1,442	42,784
Oil-Dri Corporation of America	874	27,286
KMG Chemicals, Inc.	1,178	23,242
Uranium Energy Corp.*,1	15,278	16,500
United States Lime & Minerals, Inc.	300	15,543
Ikonics Corp.*,1	1,200	13,920
Northern Technologies International Corp.*	783	13,154
Ryerson Holding Corp.*,1	2,368	11,746
Charles & Colvard Ltd.*	9,500	11,495
Rare Element Resources Ltd.*	38,498	7,318
General Moly, Inc.*	26,700	7,185
Solitario Exploration & Royalty Corp.*	13,700	6,850
General Steel Holdings, Inc.*	3,860	4,014
Vista Gold Corp.*	11,500	3,049
Timberline Resources Corp.*	7,500	2,850
Verso Corp.*	5,327	192
Total Basic Materials		258,112
Utilities - 0.7%
York Water Co.	2,041	48,698
Artesian Resources Corp. — Class A	1,461	38,293

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Utilities - 0.7% (continued)
Delta Natural Gas Company, Inc.	1,187	$24,666
RGC Resources, Inc.	867	18,580
US Geothermal, Inc.*	22,982	13,559
Synthesis Energy Systems, Inc.*	13,125	11,681
Total Utilities		155,477
Diversified - 0.2%
Resource America, Inc. — Class A	7,225	42,194
Total Common Stocks
(Cost $22,143,238)		21,426,401
MASTER LIMITED PARTNERSHIPS† - 0.3%
Energy - 0.2%
NextEra Energy Partners, LP	1,400	36,204
Diversified - 0.1%
Landmark Infrastructure Partners, LP	1,700	24,820
Total Master Limited Partnerships
(Cost $63,208)		61,024

	Face
	Amount	Value
CONVERTIBLE BONDS - 0.0%**
Consumer, Non-cyclical - 0.0%**
Targacept, Inc.
0.00% due 02/19/18†††,2,3	$6,475	$6,475
Total Convertible Bonds
(Cost $6,475)		6,475

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 14.2%
BNY Mellon Separately Managed Cash Collateral Account, 0.1139%	3,061,737	$3,061,737
Total Securities Lending Collateral
(Cost $3,061,737)		3,061,737
Total Investments - 113.9%
(Cost $25,274,658)		$24,555,637
Other Assets & Liabilities, net - (13.9)%		(2,996,197)
Total Net Assets - 100.0%		$21,559,440

*	Non-income producing security.
**	Less than 0.1%.
†	Value determined based on Level 1 inputs —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
1	All or portion of this security is on loan at November 30, 2015 - See Note 4.
2	Security was fair valued by the Valuation Committee at November 30, 2015. The total market value of fair valued securities amounts to $6,475, (cost $6,475) or less than 0.0% of total net assets.
3	Zero coupon rate security.
4	Securities lending collateral - See Note 4.

REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,426,401	$–	$–	$21,426,401
Master Limited Partnerships	61,024	–	–	61,024
Convertible Bonds	-	–	6,475	6,475
Securities Lending Collateral	3,061,737	–	–	3,061,737
Total	$24,549,162	$–	$6,475	$24,555,637

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

		Ending Balance at
Fund	Category	11/30/2015	Valuation Technique	Unobservable Inputs
Wilshire Micro-Cap ETF	Convertible Bonds	$6,475	Model Price	Trade Price

Any remaining level 3 securities held by the Fund and excluded from the table above were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2015, there were no transfers between levels.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2015:

	Convertible Bond	Rights	Total
Assets:
Beginning Balance	$–	$2,021	$2,021
Realized Gain/Loss	–	(1,328)	(1,328)
Change in Unrealized Gain/Loss	–	(693)	(693)
Corporate action	6,475	–	6,475
Ending Balance	$6,475	–	$6,475

Wilshire US REIT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.8%
Financial - 99.8%
Simon Property Group, Inc.	8,017	$1,493,085
Public Storage	3,761	902,866
Equity Residential	9,426	752,383
AvalonBay Communities, Inc.	3,421	621,904
Prologis, Inc.	13,269	567,249
Welltower, Inc.	8,959	566,119
Boston Properties, Inc.	3,969	496,085
Vornado Realty Trust	4,868	471,029
Ventas, Inc.	8,571	457,178
HCP, Inc.	11,938	424,157
Essex Property Trust, Inc.	1,687	389,343
Host Hotels & Resorts, Inc.	19,627	325,809
Macerich Co.	4,098	320,259
SL Green Realty Corp.	2,555	301,694
Kimco Realty Corp.	10,690	278,902
Extra Space Storage, Inc.	3,329	278,804
Federal Realty Investment Trust	1,779	260,659
General Growth Properties, Inc.	10,094	257,094
UDR, Inc.	6,705	247,482
Digital Realty Trust, Inc.	3,340	240,847
Duke Realty Corp.	8,932	181,766
Mid-America Apartment Communities, Inc.	1,951	172,781
Camden Property Trust	2,247	171,626
Regency Centers Corp.	2,439	164,340
Alexandria Real Estate Equities, Inc.	1,736	159,868
Apartment Investment & Management Co. — Class A	4,049	154,307
Kilroy Realty Corp.	2,238	149,342
DDR Corp.	8,321	141,873
Equity LifeStyle Properties, Inc.	2,183	136,175
Liberty Property Trust	3,858	130,786
CubeSmart	4,295	125,070
BioMed Realty Trust, Inc.	5,278	123,875
Taubman Centers, Inc.	1,640	117,867
American Campus Communities, Inc.	2,907	117,443
Douglas Emmett, Inc.	3,765	116,640
Weingarten Realty Investors	3,174	110,963
Highwoods Properties, Inc.	2,407	104,849
Hospitality Properties Trust	3,691	102,500
Strategic Hotels & Resorts, Inc.*	7,120	100,819
Equity Commonwealth*	3,361	92,831
Sovran Self Storage, Inc.	917	92,149
Sun Communities, Inc.	1,330	88,911
Senior Housing Properties Trust	6,088	87,972
DCT Industrial Trust, Inc.	2,286	87,257
RLJ Lodging Trust	3,418	83,399
LaSalle Hotel Properties	2,926	82,542
Columbia Property Trust, Inc.	3,241	81,219
Paramount Group, Inc.	4,342	79,806
Sunstone Hotel Investors, Inc.	5,402	79,301
Post Properties, Inc.	1,344	79,242
Piedmont Office Realty Trust, Inc. — Class A	3,999	77,941

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 99.8% (continued)
Tanger Factory Outlet Centers, Inc.	2,326	$77,479
American Homes 4 Rent — Class A	4,316	72,422
Ryman Hospitality Properties, Inc.	1,323	71,892
Healthcare Realty Trust, Inc.	2,576	70,041
Care Capital Properties, Inc.	2,143	67,826
Healthcare Trust of America, Inc. — Class A	2,567	67,024
Hudson Pacific Properties, Inc.	2,294	65,769
First Industrial Realty Trust, Inc.	2,869	65,557
Brandywine Realty Trust	4,656	64,067
Brixmor Property Group, Inc.	2,465	61,896
Urban Edge Properties	2,571	61,678
Acadia Realty Trust	1,766	59,232
Pebblebrook Hotel Trust	1,858	59,177
CyrusOne, Inc.	1,631	58,977
National Health Investors, Inc.	973	58,759
Kite Realty Group Trust	2,164	58,233
DiamondRock Hospitality Co.	5,195	57,820
CBL & Associates Properties, Inc.	4,411	57,652
DuPont Fabros Technology, Inc.	1,712	56,564
Cousins Properties, Inc.	5,608	55,127
Mack-Cali Realty Corp.	2,308	54,238
New York REIT, Inc.	4,569	52,589
WP GLIMCHER, Inc.	4,796	50,598
Equity One, Inc.	1,845	50,239
Parkway Properties, Inc.	2,879	49,173
Corporate Office Properties Trust	2,205	49,149
Washington Real Estate Investment Trust	1,765	48,555
EastGroup Properties, Inc.	834	48,547
CoreSite Realty Corp.	794	46,504
Education Realty Trust, Inc.	1,245	45,878
PS Business Parks, Inc.	509	45,006
Monogram Residential Trust, Inc.	4,375	43,663
Retail Opportunity Investments Corp.	2,369	43,329
American Assets Trust, Inc.	982	39,093
Empire State Realty Trust, Inc. — Class A	2,120	38,987
Pennsylvania Real Estate Investment Trust	1,788	38,549
Chesapeake Lodging Trust	1,398	37,970
Ramco-Gershenson Properties Trust	2,019	34,061
Sabra Health Care REIT, Inc.	1,535	31,744
Government Properties Income Trust REIT	1,823	30,863
Hersha Hospitality Trust	1,288	30,410
Summit Hotel Properties, Inc.	2,228	29,699
FelCor Lodging Trust, Inc.	3,394	27,220
Franklin Street Properties Corp.	2,466	25,819

Wilshire US REIT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 99.8% (continued)
Terreno Realty Corp.	1,111	$25,164
Inland Real Estate Corp.	2,602	25,005
Alexander's, Inc.	61	24,444
Investors Real Estate Trust	2,969	24,257
Retail Properties of America, Inc. — Class A	1,537	23,516
Chatham Lodging Trust	974	22,197
Urstadt Biddle Properties, Inc. — Class A	914	18,298
First Potomac Realty Trust	1,496	17,384
Saul Centers, Inc.	303	16,856
Ashford Hospitality Trust, Inc.	2,395	16,837
Universal Health Realty Income Trust	311	16,387
Cedar Realty Trust, Inc.	2,161	15,819
Rouse Properties, Inc.1	955	15,376
QTS Realty Trust, Inc. — Class A	363	15,326
Monmouth Real Estate Investment Corp.	1,405	14,640
Silver Bay Realty Trust Corp.	870	13,685

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 99.8% (continued)
Campus Crest Communities, Inc.	1,658	$11,109
Ashford Hospitality Prime, Inc.	745	10,579
American Residential Properties, Inc.	352	6,156
Total Financial		15,840,518
Total Common Stocks
(Cost $14,190,957)		15,840,518
SECURITIES LENDING COLLATERAL†,2 - 0.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.1839%	15,661	15,661
Total Securities Lending Collateral
(Cost $15,661)		15,661
Total Investments – 99.9%
(Cost $14,206,618)		$15,856,179
Other Assets & Liabilities, net - 0.1%		7,716
Total Net Assets - 100.0%		$15,863,895

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2015 — See Note 4.
2	Securities lending collateral — See Note 4.

REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (see Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$15,840,518	$–	$–	$15,840,518
Securities Lending Collateral	15,661	–	–	15,661
Total	$15,856,179	$–	$–	$15,856,179

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2015, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Claymore Exchange–Traded Fund Trust’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

1.  Significant Accounting Policies
The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange traded funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker/dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.  Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.  Federal Income Taxes
As of November 30, 2015, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim BRIC ETF	$134,523,705	$11,013,439	$(56,149,694)	$(45,136,255)
Guggenheim Defensive Equity ETF	192,363,399	9,850,915	(13,902,014)	(4,051,099)
Guggenheim Insider Sentiment ETF	125,208,843	15,468,695	(11,159,514)	4,309,181
Guggenheim Mid-Cap Core ETF	144,576,657	10,075,038	(7,637,515)	2,437,523
Guggenheim Multi-Asset Income ETF	632,098,000	14,159,575	(82,520,046)	(68,360,471)
Guggenheim Raymond James SB-1 Equity ETF	241,634,018	27,017,186	(23,507,511)	3,509,675
Guggenheim Spin-Off ETF	434,513,528	32,511,443	(75,523,987)	(43,012,544)
Wilshire Micro-Cap ETF	26,053,288	2,651,519	(4,149,170)	(1,497,651)
Wilshire US REIT ETF	14,141,809	2,241,461	(527,091)	1,714,370

4.  Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

As of November 30, 2015, the Funds participated in securities lending as follows:

	Value of Securities Loaned	Cash Collateral	Non-cash Collateral	Total Collateral
Guggenheim BRIC ETF	$6,025,218	$6,252,185	$–	$6,252,185
Guggenheim Defensive Equity ETF	12,589,430	12,646,142	252,670	12,898,812
Guggenheim Insider Sentiment ETF	12,419,643	12,716,280	–	12,716,280
Guggenheim Mid-Cap Core ETF	3,413,825	3,490,146	–	3,490,146
Guggenheim Multi-Asset Income ETF	27,024,196	27,683,114	195,605	27,878,719
Guggenheim Raymond James SB-1 Equity ETF	10,478,966	10,734,980	–	10,734,980
Guggenheim Spin-Off ETF	34,876,719	35,707,021	–	35,707,021
Wilshire Micro-Cap ETF	2,934,398	3,061,737	–	3,061,737
Wilshire US REIT ETF	15,306	15,661	–	15,661

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:     /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:  January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:  January 29, 2016

By:     /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:  January 29, 2016